N-2 - USD ($)			12 Months Ended
		Jul. 29, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cover [Abstract]
Entity Central Index Key		0001181848
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-289028
Investment Company Act File Number		811-21190
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		58
Entity Registrant Name		SKYBRIDGE OPPORTUNITY FUND LLC
Entity Address, Address Line One		527 Madison Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		212
Local Phone Number		485-3100
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION FEES
Maximum sales load (percentage of offering price)	3.00	% (1)
Maximum repurchase fee	None
(1)
In connection with initial and additional investments, investors may be charged sales loads of up to 3.00% of the amounts transmitted in connection with their subscriptions (depending on the subscription amounts) in the discretion of their Placement Agent. The sales load will be paid in addition to the investor’s subscription amount, will not constitute a capital contribution made by the investor to the Company and, accordingly, will not be part of the assets of the Company. Such sales loads are not included in the presentation of per annum fees and expenses in the table above. The Principal Underwriter may retain all or part of these sales loads itself, though generally a significant portion of the load will be “reallowed” to the relevant Placement Agent. See “
Subscriptions for Shares—Distribution Arrangements
.”

Sales Load [Percent]	[1]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of the Company’s net assets attributable to Shares)
Advisory Fee	1.20%
Interest Payments on Borrowed Funds	0.17%
Other Expenses (2)	1.65%
Acquired Fund Fees and Expenses (3)	5.94%
Total Annual Expenses (4)	8.96%
(2)
“Other Expenses” include various expenses of the Company and are based on actual expenses for the fiscal year ended March 31, 2026 (reflecting average net assets over that period) and annualized. The Company’s Account Servicing Fee is 0.85%. See “
Subscriptions for Shares—Distribution Arrangements
.” “Other Expenses” also includes professional fees and other expenses that the Company will bear directly, custody fees and expenses, the fees payable by the Company to its two Administrators as well as certain expenses related to the offering and the Account Servicing Fee. For SkyBridge, the annual administrative fee is equal to approximately 0.25% of the Company’s first $5 billion of average net assets, subject to a cap of $6.5 million per annum, 0.08% of the Company’s next $1.5 billion of average net assets in excess of $5 billion, 0.07% of the Company’s next $1.5 billion in average net assets in excess of $6.5 billion, and 0.06% of the Company’s average net assets in excess of $8 billion. For BNYM, the annual administrative fees equal approximately 0.075% of the Company’s first $200 million of average net assets, 0.05% of the Company’s next $150 million of average net assets, and 0.03% of the Company’s average net assets in excess of $350 million. Each Administrator is also reimbursed by the Company for out-of-pocket
expenses relating to services provided to the Company. BNYM is also paid certain per-account
charges, tax compliance fees, and is reimbursed for certain
out-of-pocket
expenses. The Account Servicing Fee consists of compensation for services provided to Shareholders (including sub-accounting
and other administrative

services, as well as shareholder liaison services such as responding to inquiries from Shareholders and providing Shareholders with information about their investments in the Company) and for distribution support and related services. The Principal Underwriter may pay all or a portion of the Account Servicing Fee to each Placement Agent that sells Shares.
(3)
The Acquired Fund Fees and Expenses represent fees collected and expenses assessed by the Investment Managers of Investment Funds. The figure shown is the Company’s pro rata
share of the fees and expenses of the Investment Funds in which the Company invested during the fiscal period ended March 31, 2026, as updated to reflect available data. This figure is based on the level of assets that were invested in each of the Investment Funds as well as on the fees and expenses, including incentive fees or allocations (“
Performance Compensation
”) paid to each Investment Fund during its most recent fiscal year. It should be noted that such historical fees (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The asset-based fees payable to the Investment Managers typically range from 1% to 3% (annualized) of the average net asset value of the hedge fund involved. Performance Compensation typically ranges from 10% to 25% of an Investment Fund’s net profits. The Acquired Fund Fees and Expenses can be considered to be incurred indirectly by the Shareholders of the Company but are not collected by or paid to the Adviser or the Company. The Acquired Fund Fees and Expenses are paid to, assessed and collected by the Investment Managers of those Investment Funds in which the Company invests and are common to all hedge fund investors.

(4)
It should be noted that the figure shown under the caption “
Total Annual Expenses
” is different from the ratio of expenses to average net assets of the Company, which appears in this Prospectus under the heading “
Financial Highlights
.” This is because the Financial Highlights section of the Prospectus reflects only the actual operating expenses of the Company,
i.e.
, without regard to Acquired Fund Fees and Expenses.

Management Fees [Percent]		1.20%
Interest Expenses on Borrowings [Percent]		0.17%
Acquired Fund Fees and Expenses [Percent]	[2]	5.94%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	1.65%
Total Annual Expenses [Percent]	[4]	8.96%
Expense Example [Table Text Block]
EXAMPLE:
You would pay the following fees and expenses on a $25,000 investment (minimum initial investment) in the Company, assuming a 5% annual return:*

1 year	3 years	5 years	10 years
$2,923.06	$7,600.58	$12,757.54	$28,082.54
This example is based on the estimated fees and expenses set out above (and also reflects the maximum 3.0% sales load that may be assessed on a $25,000 investment in the Company). It should not be considered a representation of future expenses, as actual expenses may be greater or less than those shown. Moreover, the rate of return of the Company may be greater or less than the hypothetical 5% return used in this example. A greater rate of return than that used in this example would increase certain fees and expenses paid by the Company.

*	On an investment of $1,000, the example would be as follows:
EXAMPLE:
You would pay the following fees and expenses on a $1,000 investment in the Company, assuming a 5% annual return:

1 year	3 years	5 years	10 years
$116.92	$304.02	$510.30	$1,123.30

Purpose of Fee Table , Note [Text Block]	The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Company, see “
Company Expenses
,” “
Advisory Fee
,” “
Administrators
” and “
Subscriptions for Shares
.”
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]
(2)
“Other Expenses” include various expenses of the Company and are based on actual expenses for the fiscal year ended March 31, 2026 (reflecting average net assets over that period) and annualized. The Company’s Account Servicing Fee is 0.85%. See “
Subscriptions for Shares—Distribution Arrangements
.” “Other Expenses” also includes professional fees and other expenses that the Company will bear directly, custody fees and expenses, the fees payable by the Company to its two Administrators as well as certain expenses related to the offering and the Account Servicing Fee. For SkyBridge, the annual administrative fee is equal to approximately 0.25% of the Company’s first $5 billion of average net assets, subject to a cap of $6.5 million per annum, 0.08% of the Company’s next $1.5 billion of average net assets in excess of $5 billion, 0.07% of the Company’s next $1.5 billion in average net assets in excess of $6.5 billion, and 0.06% of the Company’s average net assets in excess of $8 billion. For BNYM, the annual administrative fees equal approximately 0.075% of the Company’s first $200 million of average net assets, 0.05% of the Company’s next $150 million of average net assets, and 0.03% of the Company’s average net assets in excess of $350 million. Each Administrator is also reimbursed by the Company for out-of-pocket
expenses relating to services provided to the Company. BNYM is also paid certain per-account
charges, tax compliance fees, and is reimbursed for certain
out-of-pocket
expenses. The Account Servicing Fee consists of compensation for services provided to Shareholders (including sub-accounting
and other administrative

services, as well as shareholder liaison services such as responding to inquiries from Shareholders and providing Shareholders with information about their investments in the Company) and for distribution support and related services. The Principal Underwriter may pay all or a portion of the Account Servicing Fee to each Placement Agent that sells Shares.

Acquired Fund Fees and Expenses, Note [Text Block]
(3)
The Acquired Fund Fees and Expenses represent fees collected and expenses assessed by the Investment Managers of Investment Funds. The figure shown is the Company’s pro rata
share of the fees and expenses of the Investment Funds in which the Company invested during the fiscal period ended March 31, 2026, as updated to reflect available data. This figure is based on the level of assets that were invested in each of the Investment Funds as well as on the fees and expenses, including incentive fees or allocations (“
Performance Compensation
”) paid to each Investment Fund during its most recent fiscal year. It should be noted that such historical fees (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The asset-based fees payable to the Investment Managers typically range from 1% to 3% (annualized) of the average net asset value of the hedge fund involved. Performance Compensation typically ranges from 10% to 25% of an Investment Fund’s net profits. The Acquired Fund Fees and Expenses can be considered to be incurred indirectly by the Shareholders of the Company but are not collected by or paid to the Adviser or the Company. The Acquired Fund Fees and Expenses are paid to, assessed and collected by the Investment Managers of those Investment Funds in which the Company invests and are common to all hedge fund investors.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior Securities
The following table sets forth certain information regarding the Company’s senior securities as of the end of each of the Company’s prior ten fiscal periods. The Company’s senior securities during this time period are comprised of a line of credit, variable funding notes and a credit agreement. The information regarding the Company’s senior securities has been audited by KPMG, whose unqualified report on such information is attached as an exhibit to the registration statement of which this prospectus is a part.

Year	Type	Total Amount Outstanding Exclusive of Treasury Securities	Asset coverage per $1,000 Loan Outstanding (1)	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)
Year Ended March 31, 2026	Line of Credit	$0	$0	N/A	N/A
Year Ended March 31, 2026	Variable funding note	$0	$0	N/A	N/A
Year Ended March 31, 2026	Credit Agreement	$0	$0	N/A	N/A
Year Ended March 31, 2025	Line of Credit	$0	$0	N/A	N/A
Year Ended March 31, 2025	Variable funding note	$0	$0	N/A	N/A
Year Ended March 31, 2025	Credit Agreement	$36,000,000.00	$39,624.58	N/A	N/A
Year Ended March 31, 2024	Line of Credit	$0	$0	N/A	N/A
Year Ended March 31, 2024	Variable funding note	$0	$0	N/A	N/A
Year Ended March 31, 2024	Credit Agreement	$0	$0	N/A	N/A
Year Ended March 31, 2023	Line of Credit	$0	$0	N/A	N/A
Year Ended March 31, 2023	Variable funding note	$0	$0	N/A	N/A
Year Ended March 31, 2023	Credit Agreement	$0	$0	N/A	N/A
Year Ended March 31, 2022	Line of Credit	$25,000,000.00	$82,517.44	N/A	N/A
Year Ended March 31, 2022	Variable funding note	$154,000,000.00	$14,233.35	N/A	N/A
Year Ended March 31, 2022	Credit Agreement	$15,000,000.00	$136,862.40	N/A	N/A
Year Ended March 31, 2021	Line of Credit	$0	$0	N/A	N/A
Year Ended March 31, 2021	Variable funding note	$19,000,000.00	$148,191.57	N/A	N/A
Year Ended March 31, 2021	Credit Agreement	$0	$0	N/A	N/A
Year Ended March 31, 2020	Line of Credit	$0	$0	N/A	N/A
Year Ended March 31, 2020	Variable funding note	$0	$0	N/A	N/A
Year Ended March 31, 2019	Line of credit	$5,600,000.00	$865,899.10	N/A	N/A
Year Ended March 31, 2019	Variable funding note	$0	$0	N/A	N/A
Year Ended March 31, 2018	Line of credit	$1,000,000.00	$4,836,226.08	N/A	N/A
Year Ended March 31, 2018	Variable funding note	$201,500,000.00	$24,996.16	N/A	N/A
Year Ended March 31, 2017	Line of credit	$20,000,000.00	$272,831.85	N/A	N/A
Year Ended March 31, 2017	Variable funding note	$7,500,000.00	$725,884.94	N/A	N/A

(1)
Asset coverage per $1,000 of debt is calculated by subtracting the Company’s liabilities and indebtedness not represented by senior securities from the Company’s total assets, dividing the result by the aggregate amount of the Company’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The investment objective of the Company is to seek capital appreciation and is classified as a “fundamental policy,” meaning it can only be changed by a vote of a majority of the Company’s outstanding voting securities. No assurance can be given that this investment objective will be achieved. In addition, no assurance can be given that the Company will not lose money. The Company seeks absolute return over the long term, while providing diversification for the Shareholders by investing in a variety of financial instruments, including Investment Funds managed by third-party Investment Managers who employ a variety of alternative investment strategies.
It is expected that Investment Funds in which the Company will invest have the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Investment Funds following alternative investment strategies (whether hedged or not) are often described as hedge funds. The Investment Funds in which the Company invests may provide exposure to one or more instruments, including, but not limited to, equities, debt, structured products, digital assets such as crypto assets, stablecoins and non-fungible
tokens, derivatives, real estate and other alternative assets such as private equity, credit and infrastructure. The Company also makes private investments in emerging portfolio companies (
e.g.
, venture capital and growth equity investments) and seeks exposure to digital assets (as defined herein) by investing in Investment Funds, derivatives or vehicles that provide exposure to digital assets. Investments by the Company and/or Investment Funds may also be made in companies providing technologies related to digital assets, including digital asset miners, payment technologies, digital security or crypto trading platforms, or other emerging technologies.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
General
The value of the Company’s total net assets fluctuates in response to fluctuations in the value of its investments, including Investment Funds, and the Company could sustain losses. An investment in the Company should only be made by investors who have sufficient capital to sustain the loss of their entire investment in the Company. Discussed below are certain of the investments expected to be made directly by the Company or indirectly by Investment Funds and the principal risks that the Adviser believes are associated with those investments. The risks related to investments by Investment Funds will, in turn, have an effect on the Company.
Strategies and Related Risks
Equity Market Neutral
. A market-neutral strategy requires both a long and short position. To the extent an Investment Manager is unable to maintain a balanced position because of trade execution delays, forced liquidations of short or leveraged positions due to losses or failure to “match” long and short positions, the strategy will not be market-neutral. In addition, to the extent that long and short positions are not matched by industry sectors, a sector-wide but not market-wide price move may result in market, as opposed to stock picking, losses. Unusual events specific to a particular company, which cause sudden changes in a specific company’s share valuation may also adversely affect historical price relationships between stocks, leading to losses in the strategy.
Statistical Arbitrage
. The success of the investment activities of an Investment Manager employing statistical arbitrage is heavily dependent on the mathematical models used by the Investment Manager in attempting to exploit short-term and long-term relationships among stock prices and volatility. Models that have been formulated on the basis of past market data may not be predictive of future price movements. The Investment Manager may select models that are not well suited to prevailing market conditions. Furthermore, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.
In the event of static market conditions, statistical arbitrage strategies are less likely to be able to generate significant profit opportunities from price divergences between long and short positions than in more volatile environments.
Unusual events specific to particular corporations and major events external to the operations of markets can cause extreme market moves that are inconsistent with the historic correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts.
Quantitative trading strategies, including statistical arbitrage, are highly complex, and, for their successful application, require relatively sophisticated mathematical calculations and relatively complex computer programs. These trading strategies are dependent upon various computer and telecommunications technologies and upon adequate liquidity in the markets traded. The successful execution of these strategies could be severely compromised by, among other things, a diminution in the liquidity of the markets traded, telecommunications failures, power loss and software-related “system crashes.” Due to the high trading volume nature of statistical arbitrage the transaction costs associated with the strategy may be significant. In addition, the “slippage” from entering and exiting positions may be significant and may result in losses.
Relative Value Credit.
Credit securities may be subject to the risk of an issuer’s default with respect to the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, credit risk may be affected by inadequacy of collateral or credit enhancement. Credit risk may change over the life of an instrument. Securities that are rated by rating agencies are often reviewed and may be subject to downgrade, which generally results in a decline in the market value of such security. Separately, relative value relationships may deviate from historical patterns and/or a manager’s thesis and cause a downward valuation adjustment. Additionally, debt securities may be directly or indirectly affected by changes in interest rates environment.
TruPS and TruPS CDOs include those risks typically associated with debt securities and preferred securities, such as risk of default. Furthermore, since the issuer of the TruPS is generally able to turn off payments for up to five years without being in default, distributions may not be made for extended periods of time. Holders of TruPS generally have limited voting rights with respect to the activities of the trust and no voting rights with respect to the entity that established them. The market for TruPS may be limited due to restrictions on resale, and the market value may be more volatile than those of conventional debt securities. TruPS are generally issued by trusts or other special purpose entities established by banks or other financial institutions and are not a direct obligation of such entities.
Convertible Arbitrage
. The success of the investment activities of an Investment Manager involved in convertible arbitrage will depend on such Investment Manager’s ability to identify and exploit price discrepancies in the market. Identification and exploitation of the market opportunities involve uncertainty. No assurance can be given that an Investment Manager will be able to locate investment opportunities or to correctly exploit price discrepancies. A reduction in the pricing inefficiency of the markets in which such Investment Manager will seek to invest will reduce the scope for the Investment Manager’s investment strategies. In the event that the perceived mispricings underlying such Investment Manager’s positions fail to materialize as expected, the positions could incur a loss.
The price of a convertible bond, like other bonds, changes inversely to changes in interest rates. Hence, increases in interest rates could result in a loss on a position to the extent that the short stock position does not correspondingly depreciate in value. While Investment Managers typically try to hedge interest rate risk via interest rate swaps and Treasuries, residual interest rate risk can adversely impact the portfolio. The price of convertible bonds is also sensitive to the perceived credit quality of the issuer. Convertible securities purchased by Investment Managers will decline in value if there is deterioration in the perceived credit quality of the issuer or a widening of credit spreads and this decline in value may not be offset by gains on the corresponding short equity position.
Convertible bond arbitrage portfolios are typically long volatility. This volatility risk is difficult to hedge since the strike price and often the maturity of the implied option are unknowns. A decline in actual or implied stock volatility of the issuing companies can cause premiums to contract on the convertible bonds. Convertible arbitrageurs are also exposed to liquidity risk in the form of short squeezes in the underlying equities or due to widening bid/ask spreads in the convertible bonds. Liquidity risk often can be exacerbated by margin calls since most arbitrageurs run leveraged portfolios. Convertible arbitrage strategies are also subject to risk due to inadequate or misleading disclosure concerning the securities involved. There have been cases where final prospectuses are different from drafts and important clauses are misinterpreted, both leading to significant losses for arbitrageurs. Also, in the absence of anti-dilution provisions in a convertible security, losses could occur in the event the underlying stock is split, additional securities are issued, a stock dividend is declared or the issuer enters into another transaction which increases its outstanding securities.
Fixed Income Arbitrage
. Fixed income arbitrage strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss to the spread position. Substantial risks are involved in trading in U.S. and
non-U.S.
government securities, corporate securities, investment company securities, mortgage-backed and asset-backed securities, commodity and financial futures, options, rate caps, rate swaps and the various other financial instruments and investments that fixed income arbitrage strategies may trade. Substantial risks are also involved in borrowing and lending against such investments. The prices of these investments can be volatile, market movements are difficult to predict, and financing sources and related interest and exchange rates are subject to rapid change. Certain corporate, asset-backed and mortgage-backed securities may be subordinated (and thus exposed to the first level of default risk) or otherwise subject to substantial credit risks. Government policies, especially those of the Fed Board and foreign central banks, have profound effects on interest and exchange rates that, in turn, affect prices in areas of the investment and trading activities of fixed income arbitrage strategies. Many other unforeseeable events, including actions by various government agencies and domestic and international political events, may cause sharp market fluctuations.
Prepayment-Sensitive MBS.
Prepayment-sensitive mortgage-backed securities are subject to a variety of risk factors, such as the prevailing level of interest rates as well as economic, demographic, tax, social, legal and other risks. Generally, obligors tend to prepay their loans when prevailing interest rates fall below the interest rates on their loans. In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed market values) are adversely affected by slower than anticipated prepayments. While prepayment-sensitive MBS managers will endeavor to hedge interest-rates exposure and real estate exposure, the correlation between core instruments and hedges may vary, impacting effectiveness of hedges. Separately, there are very limited options for hedging regulatory risks.
Event Driven.
The Investment Funds may invest in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions. Likewise, an Investment Fund’s investment may be in markets or companies in the midst of a period of economic or political instability. In any investment opportunity involving these types of business enterprises, there exist a number of risks, such as the risk that the transaction in which such business enterprise is involved will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Investment Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Investment Fund may be required to sell its investment at a loss. Further, in any investment in an unstable political or economic environment, there exists the risk of default as to debt securities and bankruptcy or insolvency with respect to equity securities. Investment Funds in which the Company invests may invest in the securities of a company which is the subject of a proxy contest, anticipating that the resulting management may improve the company’s performance or effect a sale of either the company or its assets. If the incumbent management defeats such an attempt or if the incoming management is unable to achieve its anticipated results, the market price of the company’s securities will typically fall, which may cause the Investment Fund (and, as a result, the Company) to sustain a loss. Companies involved in acquisition attempts via proxy fight may be the subject of litigation. Such litigation typically involves significant uncertainties and may impose additional costs and expenses upon the company, the participating Investment Fund and (indirectly) the Company. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies or situations in which the Investment Fund may invest, there is a potential risk of loss by the Investment Fund of its entire investment in such companies.
In addition, the Company’s investments in certain Investment Funds with event-driven investment strategies may be subject to lock-up
periods (sometimes of five years or more, intended to allow an Investment Fund flexibility to seek longer-term exposure to underlying company events). During a lock-up
period, the Company may not be permitted to withdraw its investment or only may be able to do so with payment of a fee. As a result, the Company would need to weigh the potential benefits of such longer-term exposure against the risks of being locked up.
Corporate Credit Event Driven.
Corporate Credit Event Driven managers may invest in securities and other obligations of companies that are experiencing significant financial or business distress, including companies involved in bankruptcy, or other reorganization and liquidation proceedings. Acquired investments may include senior or subordinated debt securities, bank loans, promissory notes and other evidences of indebtedness, as well as accounts payable to trade creditors. Many of these securities and investments ordinarily remain unpaid unless and until the company reorganizes and/or emerges from bankruptcy proceedings, and as a result may have to be held for an extended period of time. Separately, there is no guarantee Corporate Credit Event Driven managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action.
Credit Sensitive MBS.
The yields, spreads, prepayment and default rates, average life, responses to changes in interest rates, credit availability and other variables of Credit Sensitive MBS are based upon a number of assumptions, such as prepayment, default and interest rates and changes in home prices, which may or may not be correct. These assumptions are usually derived from proprietary analytical models utilized by each respective manager, and such models are inherently imperfect and subject to a number of risks, including risks that the underlying data used by the models is incorrect, inaccurate or incomplete. Certain models make use of discretionary settings or parameters which can have a material effect on the output of the model. Credit Sensitive MBS markets have experienced periods of heightened volatility and reduced liquidity, and such conditions may re-occur.
As such, these investments are subject to the risks discussed in “
Investment Related Risks—Mortgage-Backed Securities
” below as well as credit spread risk, which is a risk that investors will require higher yield premiums for the risk of holding Credit Sensitive MBS, as well as default and severity risk, or the risk that default rates will increase and the severity of the loss in the case of default will be amplified by a drop in property values. Additionally, these strategies are subject to event risk and government policy risk.
Diversified Structured Credit.
Diversified Structured Credit strategy can be very complex and may be sensitive to, amongst other things, changes in interest rates and/or to prepayments (resulting in potential volatility of returns), high levels of credit enhancement/leverage within the credit structure, credit spread risk, as well as government policy risks. Further, there can be no assurance that a liquid market will exist in any structured credit instrument when a manager seeks to sell it. A manager may enter into hedging transactions to protect against interest rate movement, prepayment risk and the risk of increased foreclosures as a result of a decline in values of the underlying assets or other factors. However, no assurance can be made that such transactions will fully protect the Investment Funds against such risks, and it should be noted that hedging transactions involve risks different from those of the underlying securities.
Distressed Securities
. The Investment Funds may invest in securities of U.S. and
non-U.S.
issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by U.S. state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the U.S. Bankruptcy Court’s power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization will be unsuccessful (
e.g.
, due to failure to obtain requisite approvals), will be delayed (
e.g.
, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Investment Fund of the security in respect to which such distribution was made.
Merger Arbitrage
. Merger arbitrage investments generally could incur significant losses when anticipated merger or acquisition transactions are not consummated. There is typically asymmetry in the risk/reward payout of mergers—the losses that can occur in the event of deal break-ups
can far exceed the gains to be had if deals close successfully.
Mark-to-market
losses can occur intra-month even if deals are not breaking and they may or may not be recouped upon successful deal closures. The consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings; and (vi) general market declines.
Merger arbitrage strategies also depend for success on the overall volume of merger activity, which historically has been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.
Merger arbitrage positions also are subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.
Special Situations.
Special situation strategies entail making predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities, and there is no guarantee that such predictions will prove accurate. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the special situations manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization will be unsuccessful, delayed or will result in a distribution that will not make the investor whole.
Event Driven Equity.
The event-driven managers may invest in business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Since there is substantial uncertainty concerning the outcome of transactions involving such business enterprises, there is a high degree of risk of loss. In addition, there can be no guarantee that a catalytic event anticipated by the manager will occur and have the impact that the manager predicted.
Directional Equity.
Directional Equity managers make their investments based on their views of individual securities fundamentals, technical trends and macro-economic environment, whether country specific, global or both. There is no assurance that the views will prove accurate; securities may lose value as a result of a downturn in any of the described factors. Separately, directional equity managers may incur losses if they are wrong about the timing of a certain market trend, even if they are correct in terms of direction and if long positions underperform the shorts.
Directional Macro.
The funds that pursue directional macro strategy can express their directional views across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes and individual instruments, and shift exposures very fluidly based on their relative attractiveness. The leverage embedded in derivative instruments utilized may exacerbate losses should the directional views prove untimely or unfounded, and high turnover may lead to a lower predictability.
Systematic Trading.
Certain managers’ strategies require the use of systematic trading systems. As market dynamics (for example, due to changed market conditions and participants) shift over time, a previously highly successful trading system often becomes outdated or inaccurate, perhaps without the manager recognizing that fact before substantial losses are incurred. There can be no assurance that a manager will be successful in continuing to develop and maintain effective quantitative trading systems. Systematic trading systems also rely heavily on computer hardware and software, online services and other computer-related or electronic technology and equipment to facilitate the manager’s investment activities and may trade financial instruments through electronic trading or order routing systems. Electronic trading exposes such a manager, and therefore the Investment Fund, to the risk of system or component failure.

Discretionary Trading.
Reliance on a discretionary trading model and the manager’s decisions on size, timing of trades and diversity of portfolio holdings, and their judgment about the potential change in value of a particular option or security in which the Investment Funds invest, may prove to be incorrect and result in losses.
Event Driven Multi-Strategy.
Event-driven investing requires the manager to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies, a meaningful change in management or the sale of a division or other significant assets by a company may not be valued as highly by the market as the manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. The manager’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Investment Funds return on the investment may be negative or the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Company to lose money or fail to achieve a desired rate of return.
Relative Value Multi-Strategy.
Relative value strategies utilized in Investment Funds depend on the manager’s ability to identify unjustified or temporary discrepancies between the value of two or more related financial instruments and are subject to the risk that the manager’s evaluation of the relative price differential may be incorrect or may never be realized in the market price of the securities in which the Company invests.
Investment Related Risks
General Economic and Market Conditions
. The success of the Company’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the level and volatility of security prices and liquidity of the Company’s investments. Unexpected volatility or illiquidity could impair the Company’s profitability or result in its suffering losses.
Highly Volatile Markets
. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forward, futures and other derivative contracts in which an Investment Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.
Investments by the Investment Funds in corporate equity and debt securities, whether publicly traded or privately placed, are subject to inherent market risks and fluctuations as a result of company earnings, economic conditions and other factors beyond the control of the Adviser.
High Frequency Trading
. U.S. and
non-U.S.
regulators have maintained a continuing focus on the structure and resilience of equity and other markets, including with respect to algorithmic and high-frequency trading, market-wide circuit breakers, and the impact of electronic trading on market stability. Regulatory initiatives, including restrictions on algorithmic or high-frequency trading, could have a material adverse effect on overall trading and clearing volumes. The Investment Funds in which the Company invests may depend on the volume of trading and the integrity of the global capital markets in order to achieve liquidity and generate returns. Trading and clearing volumes are directly affected by economic, political and market conditions, broad trends in business and finance, unforeseen market closures or other disruptions in trading, the level and volatility of interest rates, inflation, changes in price levels of securities and the overall level of investor confidence. In recent years, trading and clearing volumes across the markets have fluctuated significantly depending on market conditions and other factors. Current initiatives being considered by regulators and governments, such as restrictions on algorithmic (high frequency) trading, could have a material adverse effect on overall trading and clearing volumes. Declines in trading and clearing volumes may also impact the Investment Funds’ market share or pricing structures and adversely affect their business and financial condition.
Risks of Securities Activities
. All securities investing and trading activities risk the loss of capital. Although the Adviser will attempt to moderate these risks, no assurance can be given that the Company’s investment activities will be successful or that Shareholders will not suffer losses. To the extent that the portfolio of an Investment Fund is concentrated in securities of a single issuer or issuers in a single industry, the risk associated with any investment decision made by the Investment Manager of such Investment Fund is increased. The following are some of the more significant risks that the Adviser believes are associated with the Investment Funds’ styles of investing:
Equity Securities
. Investment Funds may hold long and short positions in common stocks, preferred stocks and convertible securities of U.S. and
non-U.S.
issuers. Investment Funds also may invest in depositary receipts or shares relating to
non-U.S.
securities. See “
Non-U.S.
Securities
.” Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced. Investment Funds may purchase securities in all available securities trading markets and may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap
companies. See “
Smaller Capitalization Issuers
.” The Company may also hold positions in equity securities.
Bonds and Other Fixed Income Securities
. Investment Funds may invest in bonds and other fixed income securities, both U.S. and
non-U.S.,
and may take short positions in these securities. Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and
non-U.S.
corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“
U.S. Government securities
”) or by a
non-U.S.
government (often referred to as “
sovereign debt
”); municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (
i.e.
, credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
Investment Funds may invest in both investment grade and
non-investment
grade (commonly referred to as junk bonds) debt securities.
Non-investment
grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment
grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment
grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Company may also hold positions in bonds and other fixed income securities.
Real Estate Investment Trusts.
Investment Funds may be or invest in pooled real estate investment funds
(so-called
“
real estate investment trusts
” or “
REITs
”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation and adverse changes in the tax laws. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities.
Mortgage-Backed Securities
. Investment Funds may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The adverse effects of prepayments may indirectly affect the Company in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster-than-expected actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Investment Funds may have entered into for these investments, resulting in a loss to the Investment Fund. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses. In recent periods, a significant portion of total assets have been allocated to Investment Funds following strategies dependent on movements in the mortgage-backed securities markets.
The Investment Funds may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities, which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.
Mortgage-backed securities are subject to varying degrees of credit risk, depending on market conditions, whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental
issuers, and other factors. For example, securities issued by private organizations may not be readily marketable. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (
e.g.
, automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (
e.g.
,
sub-prime
mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. While the mortgage-backed securities market has undergone significant regulatory reforms since the 2008 financial crisis, including risk retention requirements and enhanced disclosure standards, periods of market stress, rising interest rates, or economic dislocation could cause mortgage-backed securities to experience reduced liquidity, wider bid-ask
spreads, and price declines. There can be no assurance that current market conditions or the current levels of liquidity of mortgage-backed securities will be sustained. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime
mortgages.

Other Asset-Backed Securities.
Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities) or non-governmental
issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans and credit-card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above. The risk of investing in asset-backed securities becomes increased when performance of the various sectors in which the assets underlying asset-backed securities are concentrated (
e.g.
, auto loans, student loans,
sub-prime
mortgages and credit card receivables) become more highly correlated.
Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, and the credit quality of any credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset-backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations.
The market value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing the credit enhancement. The market value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (
e.g.
, failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit-card receivables are unsecured. In addition, an Investment Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities and the volume of underlying obligations may make it impracticable to recover collateral for the abatement of losses. In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law.
Collateralized Debt Obligations.
Investment Funds may invest in CDOs, which include collateralized bond obligations (“
CBOs
”), collateralized loan obligations (“
CLOs
”) and other similarly structured securities. The cash flows from these trusts are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which an Investment Fund invests. Investment Funds may invest in any tranche of a CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, an Investment Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates), default risk, prepayment risk, credit risk, liquidity risk, market risk, structural risk and legal risk. Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets, (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale and (iv) if the particular structured product is invested in a security in which an Investment Fund is also invested, this would tend to increase the Investment Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
Non-U.S.
Securities
. Investment Funds may invest in securities of
non-U.S.
issuers and in depositary receipts or shares (of both a sponsored and non-sponsored
nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares (collectively known as “
ADRs
”), which represent indirect interests in securities of
non-U.S.
issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary.
Non-sponsored
depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result, non-sponsored
depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature.
Non-U.S.
securities in which Investment Funds may invest may be listed on
non-U.S.
securities exchanges or traded in
non-U.S.
over-the-counter
markets. Investments in
non-U.S.
securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of
non-U.S.
securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a
non-U.S.
issuer or the difficulty of interpreting financial information prepared under
non-U.S.
accounting standards; less liquidity and more volatility in
non-U.S.
securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in
non-U.S.
countries. Moreover, governmental issuers of
non-U.S.
securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in
non-U.S.
countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.
Other risks of investing in
non-U.S.
securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other
non-U.S.
or U.S. laws or restrictions or devaluations of
non-U.S.
currencies. A decline in the exchange rate would reduce

the value of certain of an Investment Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. An Investment Fund may also incur costs in connection with conversion between various currencies.
The risks associated with investing in
non-U.S.
securities may be greater with respect to those issued by companies located in emerging industrialized or less developed countries. Risks particularly relevant to emerging markets may include higher dependence on exports and the corresponding importance of international trade, greater risk of inflation, greater controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in and control over the economies, governmental decisions to cease support of economic reform programs or to impose centrally planned economies and less developed corporate laws regarding fiduciary duties of officers and directors and protection of investors.
An Investment Fund may enter into forward currency exchange contracts (“
forward contracts
”) for hedging and
non-hedging
purposes in pursuing its investment objective. Forward contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a
non-U.S.
security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of
non-U.S.
securities. Imperfect correlation may exist, however, between an Investment Fund’s
non-U.S.
securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may be used for non-hedging
purposes in seeking to meet an Investment Fund’s investment objective, such as when the Investment Manager of an Investment Fund anticipates that particular
non-U.S.
currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. Generally, Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to foreign currency risks, and there can be no assurance that hedging techniques will be successful if used.
Smaller Capitalization Issuers
. Investment Funds may invest in smaller capitalization companies, including micro-cap
companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.
Non-Diversified
Status
. Because the Company is a
“non-diversified”
investment company for purposes of the Investment Company Act, the limitations under the Investment Company Act on the percentage of the Company’s assets that may be invested in the securities of any one issuer do not apply (although the diversification rules under Subchapter M of the Code do apply). The Company’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such diversification standards.
Leverage
. Some or all of the Investment Funds may make margin purchases of securities and, in connection with these purchases, borrow money from brokers and banks (
i.e.
, through credit facilities, lines of credit, or other margin or borrowing arrangements) for investment purposes. Use of leverage in this manner is speculative and involves certain risks. As noted below, unlike the Company, the Investment Funds are not subject to limitations under the Investment Company Act with respect to the use of leverage. The Company may borrow money in connection with its investment activities, for cash management purposes, to fund the repurchase of Shares or for temporary or emergency purposes. In general, the use of leverage by Investment Funds or the Company will increase the volatility of returns.

Trading equity securities on margin involves an initial cash requirement representing at least a percentage of the underlying security’s value. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. Although leverage will increase investment return if an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease the return of an Investment Fund if the Investment Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of investments held by the Investment Funds. Global regulators are reviewing the use of leverage by hedge funds and may implement new reporting frameworks or even measures designed to limit leverage. While uncertain, any such change can be presumed to reduce Investment Fund returns over time.
In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” under which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Investment Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Investment Company Act requires a registered investment company to satisfy an Asset Coverage Requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This Asset Coverage Requirement means that the value of the investment company’s total indebtedness may not exceed one-third
the value of its total assets (including the indebtedness). This limit applies to the Company and not to the Investment Funds, and accordingly the Company’s portfolio may be exposed to the risk of highly leveraged investment programs in certain Investment Funds and the volatility of the value of Shares may be great.
These instruments may nevertheless involve significant economic leverage and may, in some cases, involve significant risks of loss.
The Company currently maintains no credit facilities. The Company previously maintained two credit facilities but determined, in consultation with the Board of Trustees, not to renew one of the credit facilities and to terminate the other credit facility.
Short Sales
. An Investment Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its Investment Manager believes possess volatility characteristics similar to those being hedged. An Investment Fund may also use short sales for non-hedging
purposes to pursue its investment objectives if, in the Investment Manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover an Investment Fund’s short position will be available for purchase. The SEC and other U.S. and
non-U.S.
regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis, and have adopted rules that regulate and require reporting of short-selling activities. Such regulations and restrictions include placing limitations on specific companies and/or industries with respect to which an Investment Fund may enter into short positions, may hinder an Investment Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Reverse Repurchase Agreements
. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may increase the volatility of an Investment Fund’s investment portfolio.
Purchasing Initial Public Offerings
. The Investment Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer and limited operating history of the issuer. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income. The Company may also hold positions in securities of companies in initial public offerings.
Special Investment Instruments and Techniques
. Investment Funds may utilize a variety of special investment instruments and techniques described below to hedge the portfolios of the Investment Funds against various risks, such as changes in interest rates or other factors that affect security values, or for non-hedging
purposes in seeking to achieve an Investment Fund’s investment objective. The Adviser, on behalf of the Company, may also use these special investment instruments and techniques for either hedging or non-hedging
purposes. These strategies may be executed through derivative transactions. Instruments used and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of these special investment instruments and techniques are speculative and involve a high degree of risk, particularly in the context of non-hedging
transactions.
This Prospectus contains extensive disclosures relating to the risks and opportunities presented by various types of derivative instruments, including futures, swaps and options. While these instruments can be significant components of the investment programs of the Investment Funds in which the Company invests and may indirectly affect the performance of the Company, it is presently contemplated that the Company will not enter directly into derivatives transactions to a significant degree.
Derivatives
. The Company, and some or all of the Investment Funds, may invest in, or enter into, derivatives or derivatives transactions (“
Derivatives
”). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives entered into by an Investment Fund or the Company can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolio of the Investment Fund or the Company as a whole. Derivatives permit an Investment Manager or the Adviser to increase or decrease the level of risk of an investment portfolio, or change the character of the risk to which an investment portfolio is exposed in much the same way as an Investment Manager or the Adviser can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on performance of an Investment Fund or the Company. The Adviser’s use of derivatives may include total return swaps, options and futures designed to replicate the performance of a particular Investment Fund or to adjust market or risk exposure.
If an Investment Fund or the Company invests in Derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Investment Fund or the Company or result in a loss. An Investment Fund or the Company also could experience losses if Derivatives are poorly correlated with its other investments, or if the Investment Fund or the Company is unable to liquidate the position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives. Furthermore, when seeking to obtain short exposure by investing in Derivatives, an Investment Fund or the Company may be subject to regulatory restrictions as discussed in “
Investment Related Risks—Short Sales
” above.
Options and Futures
. The Company and the Investment Funds may utilize options and futures contracts and so-called
“synthetic” options or other Derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter
market. When options are purchased
over-the-counter,
the Company’s or the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Company or an Investment Fund may have difficulty closing out its position.
Over-the-counter
options also may include options on baskets of specific securities.
The Company and the Investment Funds may purchase call and put options on specific securities or other reference assets, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing the investment objectives of the Company or the Investment Funds. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.
The Company and the Investment Funds may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Company or the Investment Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
The Company and the Investment Funds may enter into futures contracts on U.S. exchanges or on exchanges located outside the United States.
Non-U.S.
exchanges may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.
Non-U.S.
exchanges, however, may have greater risk potential than U.S. exchanges. For example, some
non-U.S.
exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate, and the Company or an Investment Fund could incur losses as a result of those changes. Unlike trading on U.S. commodity exchanges, trading on
non-U.S.
commodity exchanges between
non-U.S.
counterparties is not regulated by the CFTC and may not be subject to any comparable form of regulation.
Engaging in transactions in futures contracts involves risk of loss to the Company or the Investment Fund that could adversely affect the value of the Company’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Company or the Investment Funds to substantial losses. Successful use of futures also is subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.
The Company and the Investment Funds may, pursuant to government regulations or rules of futures exchanges or boards of trade, be subject to limits on the size of positions that they may take in particular futures contracts, which would hinder the Company or the Investment Fund from achieving its investment objective.
Rule
18f-4.
The SEC has adopted Rule
18f-4
under the Investment Company Act, which requires a fund that is not a “limited derivatives user” as described in Rule
18f-4(c)(4)
to adopt a derivatives risk management program providing for specific items as required by the rule, including compliance with a VaR test. The Company operates as a limited derivatives user for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Company ceases to qualify as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Company to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. The Company relies on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (
e.g.
, capital commitments to invest equity in Investment Funds or portfolio companies that can be drawn at the discretion of the issuer). To rely on the unfunded commitment agreements exemption, the Company must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due.
CFTC Regulation
. Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. The Adviser is registered with the CFTC as a commodity pool operator (“
CPO
”) and is exempt from registration with the CFTC as a commodity trading advisor. Under the CFTC’s “harmonization” rules with respect to CPOs of registered investment companies, the Adviser generally is not subject to the CFTC’s CPO recordkeeping, reporting and disclosure requirements with respect to the Company. The Adviser and the Company instead are permitted, and intend, to comply with customary SEC rules applicable to registered investment companies under what the CFTC’s harmonization rules term a program of “substituted compliance.” Certain filings still are required with the CFTC.
Derivatives on Securities Indices
. The Company or an Investment Fund may purchase and sell futures, options, swaps or other derivatives on stock indices for hedging purposes and non-hedging
purposes in seeking to achieve the investment objectives of the Company or the Investment Funds. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of such derivatives will be subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks. Stock indices with respect to which the Company or an Investment Fund has purchased or sold a derivative may be subject to trading disruptions, temporary suspensions, cancellation or modification, which may hinder the Company or the Investment Fund from achieving its investment objective.
Warrants and Rights
. Warrants are Derivatives that permit, but do not obligate, their holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any interest in the assets of the issuer. Warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.
Swap Agreements
. The Company or an Investment Fund may enter into equity, interest rate, index and currency rate swap agreements. An Investment Fund also may enter into digital asset swap agreements. These transactions will be undertaken in attempting to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Company or an Investment Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party
contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Most swap agreements entered into by the Company or an Investment Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “
net amount
”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Company or the Investment Fund is contractually obligated to make. If the other party to a swap defaults, the Company’s or the Investment Fund’s risk of loss consists of the net amount of payments that the Company or the Investment Fund contractually is entitled to receive.
To achieve investment returns equivalent to those achieved by an Investment Manager in whose Investment Fund (or other account managed by the Investment Manager) the Company otherwise could not invest directly, perhaps because of its investment minimum, or its unavailability for direct investment, the Company may enter into swap agreements under which the Company may agree, on a net basis, to pay a return based on a floating interest rate, and to receive the total return of the reference Investment Fund (or other account managed by the Investment Manager) over a stated time period. The Company may seek to achieve the same investment result through the use of other Derivatives and structured investments in similar circumstances. Legislation or regulatory requirements may be enacted or developed in the future which may have the effect of limiting or completely restricting the Company’s ability to use such derivative instruments or increasing compliance costs for the Company. Limits or restrictions imposed on counterparties with which the Company engages in derivative transactions could also prevent the Company from using these instruments. Also, the U.S. federal income tax treatment of swap agreements and other Derivatives as described above may be unclear. Swap agreements and other Derivatives used in this manner may be treated as a “constructive ownership transaction” with respect to the reference property, which may result in a portion of any long-term capital gain being treated as ordinary income. See “
Tax Aspects Under Subchapter M—Tax Treatment of Investments
.”
Lending Portfolio Securities
. Investment Funds may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Investment Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable in respect of the loaned securities, which affords the Investment Fund an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. A substitute dividend payment received in a stock lending transaction will not qualify for the preferential tax rates that apply to “qualified dividend income” for non-corporate
taxpayers. In connection with any such transaction, the Investment Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Investment Fund might experience loss if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund.

Exchange-Traded Funds.
The Company expects, from
time-to-time,
to access or implement alternative investment strategies through
SEC-registered
investment companies, including exchange-traded funds.
ETFs are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more (“
creation units
”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares generally allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets is intended to permit ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Company would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.
ETF shares are subject to the same risks as those of registered investment companies more generally, as described below. Furthermore, there may be times when the exchange halts trading, in which case the Company would be unable to sell the shares until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a different portfolio. Losses also could occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (
e.g.
, gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.
Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; (ii) thin trading or other trading anomalies could cause the price of an ETF’s shares to move unexpectedly and at times without regard to the value of the underlying assets and (iii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.
The Company also may invest in other registered investment companies. Under applicable law, the Company generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These percentage restrictions do not apply to the Company’s investments in Investment Funds that are not registered investment companies.
Investment in another investment company may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. As a shareholder in any investment company (whether private or
SEC-registered),
the Company would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, the Company would continue to pay its own advisory fees and other expenses.
Exchange-Traded Notes.
Investment Funds may invest in exchange-traded notes (“
ETNs
”). ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s return is based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“
reference instrument
”) to which the ETN is linked minus certain fees. ETNs do not make periodic interest payments, unlike regular bonds, and their principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price.
Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on the Investment Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Investment Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
When-Issued Securities, Delayed Delivery Securities and Forward Commitments.
The Company or an Investment Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Company or an Investment Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by the Company or an Investment Fund at an established price with payment and/or delivery taking place in the future. The Company or an Investment Fund enters into these transactions to obtain what is considered an advantageous price to the Company or an Investment Fund, as applicable, at the time of entering into the transaction. There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Company or an Investment Fund to purchase the securities. The Company or an Investment Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.
If deemed advisable as a matter of investment strategy, the Company or an Investment Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to it on the settlement date. In these cases, the Company or an Investment Fund may realize a taxable capital gain or loss. When the Company or an Investment Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Company’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Company or an Investment Fund starting on the day the Company or the Investment Fund, as applicable, agrees to purchase the securities. The Company or an Investment Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when issued and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as the Company or an Investment Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Company’s or an Investment Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.
Digital Assets
. Investment Funds may hold long and short positions in digital assets. The term “digital assets,” as used herein (also known as “virtual currencies,” “cryptocurrencies,” “coins” or “tokens” or similar terms), means assets that are issued and/or transferred using technological innovations such as distributed ledger or blockchain technology and include, but are not limited to, bitcoin and ethereum. Although some digital assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment. Digital assets have no intrinsic value other than as a method of exchange and are not based on a tangible commodity, security, contractual right or legal obligation. Digital assets have limited history and typically are not issued or backed by any government, bank or central organization. Over their short history, digital assets have in the past experienced, and may continue to experience, tremendous price volatility compared to traditional asset classes and significant illiquidity in stressed market conditions. Such volatility may mean that, over time, the percentage of the Company’s portfolio providing exposure to digital asset investments could vary significantly. The values of digital assets may not be connected or correlated to traditional economic or market forces, and the value of the investments of Investment Funds in digital assets could decline rapidly, including to zero. Trading and investing in digital assets or assets linked to digital assets may be speculative and may not be based on fundamental investment analysis. An Investment Manager may pursue a variety of investment strategies in managing digital assets of an Investment Fund, and the Company may invest in Investment Funds that provide access to a particular digital asset or assets without a discretionary investment strategy. The Company may also invest in Investment Funds whose Investment Managers have discretion to manage a diversified portfolio of digital assets. Investment Funds may invest in digital assets without restriction as to market capitalization or technological features or attributes (including lesser-known or novel digital assets known as “altcoins”) and may invest in initial coin offerings, which have historically been subject to fraud.
Bitcoin is the native token on the bitcoin network. As with other crypto assets, bitcoin and the bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (
e.g.,
digital cash) and as a durable store of value (
e.g.,
digital gold). The bitcoin network’s uses and capabilities are narrower when compared to the ethereum network, which facilitates smart contracts and the issuance of other non-native
tokens.
Ether is the native token on the ethereum network, but users may create additional tokens, the ownership of which is recorded on the ethereum network. As with other crypto assets, ether and the ethereum blockchain have been designed to support a number of applications and use cases. For ether, these include: serving as a medium of exchange and a durable store of value, facilitating the use of smart contracts and decentralized products and platforms, permitting the issuance and exchange of non-native
tokens (including
non-fungible
tokens and asset-backed tokens) and supporting various “layer 2” projects (as discussed below). Compared to the bitcoin network, which is solely intended to record the ownership of bitcoin, the intended uses of the ethereum network are broader.
During certain periods, the spot price movements of ether and bitcoin generally have been correlated, and during such periods, the spot prices of ether have generally been more volatile than the spot prices of bitcoin (
i.e.
, rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rise and falling more than bitcoin on days that the spot prices of bitcoin fall). During other periods, this correlation and relative volatility has not historically been observed. There is no guarantee that any of these trends will continue or that the prices of ether or bitcoin will be dependent upon, or otherwise related to, each other or that the relative volatility of spot bitcoin and spot ether will continue. Moreover, such correlation and relative volatility may not be observed depending upon the chosen historical measurement period.

New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the bitcoin protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the bitcoin blockchain. The new block is then confirmed through acceptance by a majority of participants who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the bitcoin blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus. Pursuant to the bitcoin protocol, the mining reward is halved approximately every four years (an event known as the “halving”). The reduction in mining rewards of bitcoin could result in less of an incentive for miners to continue to perform mining activities, thereby jeopardizing the security of the bitcoin network, which could harm the value of the Shares. New ether is created when ether “validators” use their stake on the ethereum network to participate in the consensus mechanism, which records and verifies every ether transaction on the ethereum blockchain. The consensus mechanism may be vulnerable to attacks such as transaction censorship and block re-ordering
that impair the integrity of the record of ownership of crypto assets.
As a digital asset, crypto is subject to the risk that malicious actors can exploit flaws in its code (including any smart contracts running on a blockchain) or structure, or that of digital asset trading venues, that could allow them to, among other things, steal crypto held by others, control the blockchain, steal personally identifying information or issue significant amounts of crypto in contravention of the relevant protocol. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of crypto and crypto futures contracts.
The open-source nature of the ethereum protocol and the bitcoin protocol permits any developer to review the underlying code and suggest changes. If some users, validators or miners adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the bitcoin network and the ethereum network resulting in the creation of new, separate digital assets. The determination of which fork will be considered bitcoin for purposes of the Bitcoin Reference Rate and which fork will be considered ether for purposes of the CME CF Ether Reference Rate is determined by CF Benchmarks’ Hard Fork Policy. Forks and similar events could adversely affect the price and liquidity of ether and bitcoin and the value of the Company’s investment in certain Investment Funds.
In April 2016, a decentralized autonomous organization, known as the “DAO” launched on the ethereum network. Decentralized autonomous organizations operate on smart contracts which form a foundational framework that dictates how the organization will operate. In exchange for ether, the DAO created DAO Tokens (proportional to the amount of ether paid) that were then assigned to the ethereum blockchain address of the person or entity remitting the ether. A DAO Token granted the DAO Token holder certain voting and ownership rights in the DAO. In June 2016, the DAO smart contract code was hacked, resulting in approximately one-third
of the total ether raised in the DAO’s offering being diverted to an ethereum blockchain address controlled by the attacker, an unknown individual or group. In response to the attack, and upon a vote of ethereum community members, a “hard fork” was implemented which had the effect of transferring all of the funds raised (including those held by the attacker) from the DAO to a recovery address, where DAO Token holders could exchange their DAO Tokens for ether. Any DAO Token holders who adopted the hard fork could exchange their DAO Tokens for ether and avoid any loss. The permanent hard fork resulted in two different versions of the ethereum blockchain: ethereum and ethereum classic.
The ethereum blockchain has at times experienced material network congestion, high transaction fees and other scalability challenges. Although the Ethereum Foundation, a non-profit
organization that is dedicated to supporting ethereum and related technologies, has proposed various updates to the ethereum blockchains protocol to address these challenges, to date they have been primarily addressed by so-called
“layer 2” solutions. Layer 2 networks generally require users to “lock” ether into the layer 2 network in order to benefit from their efficiencies, thereby making the locked ether unavailable to transfer on the underlying blockchain or within other layer 2 networks. While these solutions have, in the past, reduced fees and increased transaction times, they result in the actions of development teams whose interests may not be aligned with that of the greater ethereum community. Further, there is no guarantee that these layer 2 solutions will continue to be effective or that users and investors in public blockchains will not determine that blockchains without scalability issues or a reliance on layer 2 solutions are preferable.
Bitcoin’s use as an alternative payment system currently is, and is expected to continue to be, reliant on layer 2 networks that reduce transaction times and transaction fees otherwise applicable to transfers of bitcoin. There is no guarantee that these solutions will continue to be available or that they will adequately reduce transaction times and fees to a degree comparable to other public blockchains that serve as alternative payment systems. There is a risk that multiple layer 2 solutions will not be compatible with each other or the underlying blockchain network or that layer 2 solutions, if not implemented correctly, could compromise the security or decentralization of the underlying blockchain network.
Investment Funds may invest in derivative contracts on digital assets (such as bitcoin futures or option contracts) for hedging purposes and non-hedging
purposes. These derivatives are subject to similar risks as their underlying digital assets, but these risks can be magnified due to the use of leverage. While digital asset trading platforms are generally open at all hours, certain derivative contracts on digital assets, such as bitcoin futures introduced by the CME and CBOE, trade only during normal trading hours, which may result in significant price fluctuations when trading of the derivatives contract is unavailable.
Over-the-counter
derivatives on digital assets are subject to the same counterparty risks as other over-the-counter
derivatives contracts. Similar to digital assets, derivatives on digital assets have limited history. See “
Types of Investments and Related Risks—Investment Related Risks—Derivatives
” for additional information regarding the risks of derivatives transactions.
Digital assets and related derivatives may be traded on platforms that are unregulated, highly fragmented and often located outside the U.S. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote digital assets in a way that artificially increases the price of such digital assets). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Some digital asset platforms have curtailed their activities, stopped operating or permanently shut down, and other digital asset platforms may do so in the future due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises, failures in the underlying blockchain, ledger or software, or actions by governments and regulators. Although the Company does not invest directly in digital assets, events impacting the price of digital assets across all digital asset trading platforms could impact the price and market for such digital assets, and therefore the performance of the Company. Investors in digital assets may have little or no recourse should such events occur and could suffer significant losses.
Digital assets are typically held in “wallets,” which are public digital addresses accessible only by “private keys” of an Investment Fund. If a private key is stolen, lost, damaged or destroyed, the Investment Fund’s digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. In recent years, the digital asset custody landscape has evolved significantly. For example, federal banking regulators have rescinded prior guidance that discouraged banks from providing digital asset custody services, and the SEC has issued guidance permitting certain state-chartered trust companies to act as custodians for digital assets. As a result, traditional financial institutions, including major banks, have entered or expanded their digital asset custody operations. Notwithstanding these developments, Investment Funds may continue to custody digital assets through non-traditional
arrangements, including through digital wallets maintained on digital asset platforms, third-party wallet providers, or cold storage (held in a device without connectivity to the Internet or on paper). Such arrangements may be subject to significant third-party and/or counterparty risk and may increase the risk of fraud, theft, or loss compared to custody by regulated financial institutions.
The Company and Investment Funds may also invest in securities of companies related, in whole or in part, to digital assets or digital asset technologies (including digital asset miners, payment technologies, digital security, or crypto trading platforms), or that otherwise have direct or indirect exposure to emerging technologies. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, the companies in which the Investment Funds invest may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile.
The regulatory landscape for digital assets has evolved significantly in recent periods and continues to develop. Since the beginning of 2025, there have been a number of regulatory developments in support of the digital asset industry, including the signing of an executive order that established official U.S. policy supporting blockchain innovation and access to public blockchain networks. In July 2025, Congress enacted the Guiding and Establishing National Innovation for U.S. Stablecoins Act, which established a federal regulatory regime for payment stablecoins and excluded qualifying payment stablecoins from the definition of “security” under federal securities laws. The U.S. House of Representatives has also passed the Digital Asset Market Clarity Act (the “
CLARITY Act
”), which seeks to establish a comprehensive market structure framework for digital assets and delineate the jurisdictional boundaries between the SEC and the CFTC; the CLARITY Act is pending in the U.S. Senate as of the date of this Prospectus. In March 2026, the SEC and CFTC jointly issued a landmark interpretation addressing the classification of crypto assets under federal securities and commodities laws (the “
SEC/CFTC Joint Interpretation
”). The SEC has also launched “Project Crypto,” a joint initiative with the CFTC to modernize the regulatory framework for digital assets and to coordinate the oversight thereof. Notwithstanding these developments, significant regulatory uncertainty remains. The CLARITY Act has not yet been enacted, and the full scope and application of the SEC/CFTC Joint Interpretation may be subject to further refinement. There can be no assurance that the current regulatory posture will continue, that pending legislation will be enacted, or that future presidential administrations or Congresses will maintain similar policy priorities. The failure of the administration and Congress to provide the expected level of regulatory clarity and support for blockchain technology and digital assets could lead to a decline in digital asset prices. Such a decline could cause a decline in the value of the Shares and cause Shareholders to suffer losses. Moreover, there can be no assurance that political dynamics and sentiments toward the digital asset industry, or market perceptions of those sentiments, will not shift over time.
Additionally, regulation of digital assets can vary significantly among
non-U.S.
or U.S. federal, state and local jurisdictions and is subject to significant uncertainty. Federal, state or foreign governments may restrict the use and exchange of digital assets at any time, and regulators in the U.S. and other jurisdictions have taken enforcement actions against, and continue to scrutinize, various digital asset participants and practices, including digital asset trading platforms, digital asset networks, digital asset users and the digital asset spot market. To the extent the digital assets to which a portfolio company provides exposure are determined to be offered and sold as investment contracts, and thus as securities, certain portfolio companies may be determined to be engaging in unregistered activities and operating as unregistered investment companies, unregistered securities exchanges, or unregistered broker-dealers. In such a scenario, certain portfolio companies could become subject to additional regulatory requirements, including registration under the Investment Company Act or the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”). Changes in the market or regulatory landscape could limit the ability of Investment Funds to pursue investment strategies in digital assets, or cause digital assets to lose significant, or all, of their value. Further, companies with exposure to digital assets or technologies may operate in highly regulated industries, resulting in higher regulatory scrutiny and risk of regulatory action.
Public Equity Securities.
The Company may purchase and hold public equity securities, including common stock, preferred securities, convertible stocks and warrants. The value of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The equity market may experience declines and companies whose equity securities are in the Company’s portfolio may not increase their earnings at the rate anticipated.

Restricted and Illiquid Investments
. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.
When registration is required to sell a security, the holder may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the holder may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, a holder might obtain a less favorable price than the price that prevailed when the holder decided to sell. A holder may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities.
Interests in Investment Funds are themselves illiquid and generally are subject to substantial restrictions with respect to redemptions or withdrawals and on transfer. These restrictions may adversely affect the Company were it to have to sell or redeem those interests at an inopportune time. Furthermore, under certain circumstances, an Investment Fund may impose limitations on the Company’s ability to fully exercise its redemption rights by suspending redemptions, imposing “gates,” and/or by making distributions in kind. It is reasonable to expect an increase in the number of Investment Funds invoking these types of limitations, as well as the “side-pockets” discussed below, during periods of market stress.
Among other risks, the Company may also invest its assets in Investment Funds that permit the advisers of such Investment Funds to designate certain investments, typically those that are especially illiquid or hard to value, as “special situation” (often called “
side-pocket
”) investments with additional redemption limitations. Such a side-pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund’s illiquid assets in exchange for cash. When the Company is invested in an Investment Fund that establishes a side-pocket in respect of all or part of the Company’s investment, the Company therefore typically will not be permitted to redeem from the side-pocket—even when the Company requests a complete redemption of its interest in the particular Investment Fund. Although the Adviser monitors and, to the extent practicable, limits the Company’s exposure to side-pockets, it nonetheless is possible that a significant percentage of the Company’s assets could be placed in side-pockets by the Investment Funds in which the Company is invested. If that were to occur, the Adviser would consult with the Company’s Board of Trustees and could consider, among other options, recommending a temporary halt to the Company’s repurchases of its Shares.
Counterparty Credit Risk
. Many of the markets in which the Company and the Investment Funds effect their transactions are
“over-the-counter”
or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation by an exchange or clearing organization and may not be subject to the same level of regulatory oversight as are members of “exchange-based” markets. To the extent the Company or an Investment Fund invests in swaps, Derivatives or synthetic instruments, or other over-the-counter
transactions in these markets, the Company or Investment Fund will take credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market
and settlement and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject an Investment Fund or the Company to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Company and the Investment Funds to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Company.

Private Company Issuers.
The Company may invest in the securities of individual issuers, which may be private companies in early stages of their development. The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general. Performance of individual securities can vary widely. The investment decisions of the Adviser may cause the Company to underperform other investments or benchmark indices. The Company may also underperform other funds that invest in similar issuers. The Adviser may be incorrect in assessing a particular industry or company, including the anticipated earnings growth of the company. The Adviser may not buy securities at the lowest possible prices or sell securities at the highest possible prices. As a result, your investment in the Company has the risk that changes in the value of a single security may have a significant effect, either negative or positive, on the Company’s net asset value per share. When there is no willing buyer and a security cannot be readily sold at the desired time or price due to lock-ups
or market conditions, the Company may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Company’s desired price or at all, can adversely affect the Company’s value or prevent the Company from being able to take advantage of other investment opportunities. Investments in single issuers are subject to substantially higher market and issuer risks than investments in diversified Investment Funds.
Control Positions
. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adverse to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.
Risks of Investing in Investment Funds
The Investment Funds generally will not be registered as investment companies under the Investment Company Act. The Company, as an investor in these Investment Funds, will not have the benefit of the protections afforded by the Investment Company Act to investors in registered investment companies. While the Adviser may negotiate arrangements that provide for regular reporting of performance and portfolio data by the Investment Funds, typically the only means of obtaining independent verification of performance data will be reviewing the Investment Fund’s annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Investment Fund’s governing documents), Investment Funds are often not contractually or otherwise obligated to inform their investors, including the Company, of details surrounding their investment strategies. This means, for example, that if two or more of the Company’s Investment Funds were to invest significantly in the same company or industry, the Company’s investments could be “concentrated” in that company or industry without the Adviser having had the opportunity to assess the risks of such concentration. An Investment Fund may use investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser.
Each Investment Manager will receive any performance-based compensation to which it is entitled irrespective of the performance of the other Investment Managers and the Company generally. As a result, an Investment Manager with positive performance may receive performance compensation from the Company, as an investor in an underlying Investment Fund, and indirectly from its Shareholders, even if the Company’s overall returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers independently of each other so that, at any particular time, one Investment Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Investment Fund. Transactions of this sort could result in the Company directly or indirectly incurring certain transaction costs without accomplishing any net investment result. Because the Company may make additional investments in or withdrawals from Investment Funds only at certain times, the Company from time to time may have to invest some of its assets temporarily in money market securities or money market funds, among other similar types of investments.

For the Company to provide an audited annual report to Shareholders, it must receive timely information from the Investment Managers to which it has allocated capital. An Investment Manager’s delay in providing this information would delay the Company’s preparation of certain information for Shareholders.
An investor in the Company meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Company, could invest directly in the Investment Funds. By investing in the Investment Funds indirectly through the Company, an investor bears a portion of the Adviser’s Advisory Fee and other expenses of the Company, and also indirectly bears a portion of the asset-based fees, performance compensation and other expenses borne by the Company as an investor in the Investment Funds.
Investment Funds may permit or require that redemptions of interests be made in kind. Upon its withdrawal of all or a portion of its interest in an Investment Fund, the Company may receive an in-kind
distribution of investments that are illiquid or difficult to value. In such a case, the Adviser would seek to cause the Company to dispose of these securities in a manner that is in the best interests of the Company. The Company may not be able to withdraw from an Investment Fund except at certain designated times, limiting the ability of the Adviser to withdraw assets from an Investment Fund that may have poor performance or for other reasons. The Company also may be subject to fees imposed on withdrawals from the Investment Funds, especially with respect to “early withdrawals” made within one year of its initial investment in a particular Investment Fund. The Company also may be subject to fees or penalties assessed by Investment Funds for electing not to comply with such Funds’ minimum capital commitment requirements. In some cases, an Investment Fund may not allow any withdrawal for an extended period of time and/or may only allow a specific percentage of the Company’s account to be withdrawn in a given period.
The Company may agree to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the Shares.
Other risks that the Adviser believes are associated with the Company’s investment in Investment Funds include:
Valuation
. The Company values its investments in Investment Funds and other private investments at fair value in accordance with procedures established by the Board of Trustees. The Board of Trustees has designated the Adviser to perform fair valuation determinations relating to the value of the Company’s investments, in accordance with the Company’s valuation procedures and Rule
2a-5
under the Investment Company Act. Under the Company’s valuation procedures, fair value as of each month-end
ordinarily will be the value determined as of such
month-end
for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Company’s valuation, and calculated as the Company’s interest in the net assets of each Investment Fund using net asset value, or its equivalent, as a practical expedient, and may be subject to certain adjustments made pursuant to procedures adopted by the Board of Trustees. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation.
The Company’s valuation procedures require the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the Investment Manager of an Investment Fund does not represent the fair value of the Company’s interests in the Investment Fund. In the absence of specific transaction activity in interests in a particular Investment Fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision would be made in good faith, and subject to the review and supervision of the Board of Trustees in accordance with its responsibilities under Rule
2a-5.

All fair value determinations are based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. As such, these valuation determinations often involve subjective judgments by the Adviser and the Investment Managers of the Investment Funds. This is so notwithstanding that subsequent revisions or adjustments may be initiated by an Investment Fund. For example, the net asset values or other valuation information received by the Adviser from the Investment Funds will typically be “estimated” only, subject to revision through the end of each Investment Fund’s annual audit. Revisions to the gain and loss calculations of each Investment Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to an Investment Fund until its annual audit is completed. This is especially the case in respect of Investment Funds holding volatile or harder to value assets, including those of the type that might underlie a “side-pocket” established by the Investment Fund. Side-pockets are further described above under the heading “
Types of Investments and Related Risks—Investment Related Risks—Restricted and Illiquid Investments
.”
In circumstances where no adjustment is made to the net asset valuation of the Company, Shares purchased or sold by Shareholders will not be adjusted. Under such circumstances, if an adjustment would have reduced the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by the Company’s prior repurchases of Shares at a higher net asset value per Share than had the adjustment been made. Conversely, if an adjustment would have increased the Company’s net asset value, the outstanding Shares of the Company will benefit, to the detriment of Shareholders who previously had their Shares repurchased at a lower net asset value than had the adjustment been made. See “
Net Asset Valuation
.”
Dilution
. If an Investment Manager limits the amount of capital that may be contributed to an Investment Fund from the Company, or if the Company declines to purchase additional interests in an Investment Fund, continued sales of interests in the Investment Fund to others may dilute the returns for the Company from the Investment Fund.
Investments in
Non-Voting
Stock
. For a variety of reasons, the Company may need to hold its interest in an Investment Fund in non-voting
form (which may entail the Company subscribing for a class of securities that is not entitled to vote or contractually waiving the ability to vote with respect to a portion of its interests in the Investment Fund). The Company may hold substantial amounts of non-voting
securities in a particular Investment Fund. To the extent the Company holds an Investment Fund’s non-voting
securities (or voting securities as to which voting rights have been waived), it will not be able to vote on matters that require the approval of the investors in the Investment Fund.

OTHER RISKS
Investing in the Company will involve risks other than those associated with investments made directly by Investment Funds including those described below:
Dependence on Key Personnel
. The Adviser is dependent on the services of its professional staff, and there can be no assurance that it will be able to retain the current portfolio management personnel described under the heading “
The Adviser
.” The departure or incapacity of such a person could have a material adverse effect on the Adviser’s management of the investment operations of the Company and the Company.
Future Changes in Applicable Law
. The ability of the Investment Funds, and, by extension, the Company, to implement their investment program and conduct their operations, is based on laws and regulations which are subject to change through legislative, judicial or administrative action. Future legislative, judicial or administrative action could adversely affect the ability of the Investment Funds and the Company to implement their investment program and conduct their operations. Adverse effects of new legislation or regulation may include, among other things, higher expenses, adverse effects on performance due to public transparency of certain proprietary information such as trading strategies, a potentially smaller universe over time of Investment Funds, or constraints on certain trading strategies of Investment Funds such as those involving derivatives.
For example, the
so-called
Volcker Rule limits the ability of banking entities to sponsor, invest in or serve as an investment adviser to hedge funds, which may adversely affect dealings between Investment Funds and banking entities. The Volcker Rule also limits the ability of many banking entities to trade in securities for their own account, with the result that a significant source of market capitalization has been removed, with still uncertain effects on volatility, liquidity and other market factors. Various proposals around the world for so called “financial transaction taxes” are also under consideration with the potential to significantly limit the profitability of various securities trading strategies. As another example, while the Company typically does not engage in derivatives trading itself, the use of derivatives by registered investment companies like the Company is under periodic review by regulators, with limits on their nature and scope under occasional consideration. Limits on high frequency trading, leverage and other widely deployed investment techniques also are under periodic review.
Anticipating policy changes and reforms may be particularly difficult during periods of heightened partisanship at the federal, state and local levels, including due to the divisiveness surrounding populist movements, political disputes and socioeconomic issues. The failure to accurately anticipate the possible outcome of such changes and/or reforms could have a material adverse effect on the returns of the Company and Investment Funds. The SEC’s rulemaking activities related to private funds may impose additional compliance obligations and costs on the Investment Funds, or restrict the Investment Funds from engaging in certain activities in the future, which could reduce the returns for the Investment Funds and ultimately for the Company. While there is uncertainty regarding the ultimate impact of the SEC’s rulemaking activities, adopted and proposed SEC rules have the potential to impose substantial costs and regulatory burdens on Investment Managers and Investment Funds. The Company cannot predict at this time whether and the extent to which the current U.S. presidential administration and newly-appointed senior officials at the SEC and other federal agencies will pursue any specific policy priorities or changes. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could adversely impact the Company’s business or the business of the Investment Funds.
Changes in Tax Law
. It is possible that the current U.S. federal, state, local, or
non-U.S.
income tax treatment of an investment in the Company will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect. For example, legislation enacted in July 2025 includes significant modifications to existing U.S. federal income tax rules. Any other new tax laws, regulations or interpretations thereof could affect the taxation of the Company or its Shareholders and the impact of any potential tax law changes on an investment in the Company is uncertain. Prospective investors should consult their own tax advisors regarding potential changes in tax laws and the impact of any such changes on their investment in the Company.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Company is specialized and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Company will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Investment Funds sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Company may be seeking, and none of these parties has an obligation to offer any opportunities it may identify to the Company.
Increased Competition in Alternative Asset Investments
. As compared to earlier periods, there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement alternative asset investment strategies, including the strategies to be implemented by the Company. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities, or may result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions. For example, in January 2024, the SEC approved the listing and trading of multiple spot bitcoin exchange-traded products (“
ETPs
”) and subsequently approved spot ether ETPs, significantly expanding the range of regulated vehicles through which investors may obtain exposure to digital assets. The approval of spot digital asset ETPs has attracted substantial capital inflows and increased institutional participation in digital asset markets. The availability of these products may affect the competitive landscape for the Company and may influence the supply, demand, and pricing dynamics for bitcoin, ether, and other digital assets. Prospective investors should understand that the Company may compete with other investment vehicles (including funds and accounts managed by the Adviser), as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial resources and research staff, than may be available to the Company.
The Company, the Investment Funds and Their Service Providers May Be Prone to Operational and Information Security Risks Resulting from Software or Cyber Failures
. A software or cyber failure refers to both intentional and unintentional events that may cause a business to lose proprietary information, suffer data corruption, or lose operational capacity. The Company, the Investment Funds and their service providers may be prone to operational and information security risks resulting from software or cyber failures. Cyberattacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. In addition, the risk of cyber and data security threats is exacerbated with the advancement of artificial intelligence, which malicious third parties are using to create new, sophisticated and more frequent attacks, including through social engineering facilitated by the use of artificial intelligence technologies. Software or cyber failure attacks affecting the Company or its investment adviser, administrators, custodians and other third-party service providers may adversely impact the Company, as could such events affecting an Investment Fund. For instance, software or cyber failures may interfere with the processing of Shareholder transactions, impact the ability to calculate the value of the Company’s Shares, cause the release and/or loss of private shareholder information or other confidential information, impede trading, cause the violation of applicable laws and regulations (including Regulation
S-P),
subject the Company, the Investment Funds and their service providers to regulatory fines or financial losses, and cause reputational damage. Similar types of risks are also present for other market participants, which may have material adverse consequences for the Company, and may cause the Company’s investment to lose value. The Company, the Investment Funds and their service providers may incur additional costs relating to cyber security management and preparations, and such preparations, though taken in good faith, may be inadequate. Cyberattacks are viewed as an emerging risk and the scope of the risk and related mitigation techniques are not yet fully understood and are subject to continuing change.
Alternative Data-Based Investing.
Investment and market analysis increasingly relies on inputs from so-called
“alternative data”—a phrase generally referring to information previously not available to professional investors because, for example, the implementing technology is relatively new (
e.g.
, geolocation, equipment sensor, and “scraped” or “aggregated” website data), the information previously was held as proprietary (
e.g.
, credit card processor, payroll, and shipping data), or the information was simply too unwieldy or expensive to manage. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting collection, marketing and use of data (particularly relating to cybersecurity and privacy), technological changes that may make data more or less useful, changes in the marketplace for data (which is relatively new and fragmented), etc. For example, nearly all professional investors making regular use of alternative data rely on third-party data sellers or brokers and therefore are exposed to the possibility both that data may become unavailable or that it was improperly or illegally collected or handled, with derivative liability potentially extending to the investor purchasing the data. Insider trading and “fair practice” laws generally are untested in this sector and therefore present risks for alternative data-based investing. Holding sensitive data of any type also increases the risk of an Investment Manager being targeted in various ways,
e.g.
, by cyberattackers, insider theft, government investigation, civil plaintiffs, etc. Additional commercial risks relate to the prospect that investment decisions based on alternative data may be flawed for various reasons, including incomplete, “dirty” or misunderstood data and gaps or flaws in technology used to collect and analyze data. Substantial legal and technical costs may be incurred in responding to any of these risks and developments.
Artificial Intelligence and Machine-Driven Investing
. As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in trading decisions. Regulators have been increasingly active in considering regulations and market restrictions on algorithmic and other machine assisted trading strategies, including efforts to require pre-testing
of such techniques, to impose automatic volume controls and/or to impose liability for negative or manipulative market impacts of such trading, and to address perceived conflicts of interest. Such restrictions may also impair the operation of fully autonomous trading systems and technologies, either by design or inadvertently. In addition, such technologies are relatively recent developments and may be subject to one or more undetected errors, defects or security vulnerabilities. Some such errors may only be discovered after a product or service has been used by end customers or after substantial operations in the marketplace. Any exploitable errors or security vulnerabilities discovered after such products are in widespread operation could result in substantial loss of revenues or assets, or material liabilities or sanctions. The potential speed of such trading technology may exacerbate the impact of any such flaws, particularly where such flaws are exploited by other artificially intelligent systems and may act to impair or prevent the intervention of a human control.
Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (“
AI Technology
” and, collectively, “
AI Technologies
”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and the Company and the Investment Funds may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to the Company, the Adviser or the Investment Funds; reduce demand for their products, services, software or technology offerings, as applicable; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of the Company, the Adviser and the Investment Funds.

The Company and the Adviser avail themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While the Company and the Adviser have begun to deploy AI Technologies in a variety of ways, including in legal and marketing compliance, customer engagement, content creation and rules-based operations (
e.g.
, legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither the Company, the Adviser nor the Investment Funds can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including, but not limited to, accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Company, the Adviser or the Investment Funds to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Company, the Adviser and the Investment Funds, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. The Company, the Adviser and the Investment Funds could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities. At the same time, any interruption of access to or use of AI Technologies could impede the ability of the Company, the Adviser or the Investment Funds to generate information and analysis that could be beneficial to them and their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on the Company, the Adviser or the Investment Funds.
AI Technologies can also be misused or misappropriated by third parties and/or employees of the Company, the Adviser or the Investment Funds. For example, there is a risk that a user will input confidential information, including material non-public
information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of the Company, the Adviser or the Investment Funds. Moreover, the Company, the Adviser and the Investment Funds will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, the Company, the Adviser and the Investment Funds could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by the Company, the Adviser or the Investment Funds may require compliance with legal and regulatory frameworks that are not fully developed or tested, and the Company, the Adviser or the Investment Funds may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the E.U.

adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should the Company, the Adviser and the Investment Funds fail to comply or be perceived to fail to comply.
AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Reliance on Historical Data
. Allocations to individual strategies within the Company may be selected, among other reasons, because they historically exhibit certain statistical volatility, return and correlation characteristics and, together, are relatively unrelated to the strategies within the Company. This strategy allocation is heavily dependent on the Adviser’s analysis of historical data, and, in particular, statistical volatility, return and correlation characteristics. No assurance can be given that the historical parameters will accurately predict future characteristics. To the extent that future events may vary significantly from these historical parameters upon which the strategy allocation is based, the allocation to Investment Funds may not provide the expected levels of risk, return and volatility and may result in the Company experiencing significant losses or in the Company failing to achieve its targeted returns during otherwise favorable market cycles.
Inadequate Return
. No assurance can be given that the returns on the Company’s investments will be commensurate with the risk of investment. Investors should not commit money to the Company unless they have the resources to sustain the loss of their entire investment.
Inside Information
. From time to time, the Company or its affiliates or an Investment Manager may come into possession of material, non-public
information concerning an entity in which the Company or Investment Fund has invested or proposes to invest. Possession of that information may limit the ability of the Company or Investment Fund to buy or sell securities of the entity.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects
. The Company may, as determined by the Company or its designated agents, repurchase the Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

•
the Shares have been transferred in violation of the Company’s Declaration of Trust or have vested in any person other than by operation of law as the result of the death, divorce, dissolution, bankruptcy, insolvency or dissolution of the Shareholder;

•
ownership of the Shares by the Shareholder or other person likely will cause the Company to be in violation of, or require registration of any Shares under, or subject the Company to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Company, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Company or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations or ERISA (collectively, “
Special Laws or Regulations
”), and the Company or its designated agents determine that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold Shares; or

•	the Board of Trustees or the Company’s designated agents determine that the repurchase of the Shares would be in the best interests of the Company.
The effect of these provisions may be to deprive an investor of an opportunity for a return even though other investors in the Company might enjoy such a return.
Limitations on Transfer; No Market for Shares
. No Shareholder will be permitted to transfer his, her or its Shares without the consent of the Company or its designated agents. The transferability of Shares will be subject to certain restrictions contained in the Declaration of Trust and will be affected by restrictions imposed under applicable securities laws. No market currently exists for Shares, and it is not contemplated that one will develop.
Allocation Risk
. Investments in the Company are subject to risks related to the Adviser’s allocation choices. The selection of the Investment Funds and the allocation of the Company’s assets to the Investment Funds could cause the Company to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Company could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines.
Liquidity (Repurchase) Risks
. It is not expected that Shares will be traded on any securities exchange or other market, and Shares will be subject to substantial restrictions on transfer. Although the Company may offer to repurchase Shares from time to time, a Shareholder investing as of a given date should not expect to be able to liquidate Shares for up to nine months, and possibly longer. While the Adviser expects that it typically will recommend to the Board of Trustees that the Company offer to repurchase Shares from Shareholders semi-annually (with Valuation Dates of March 31 and September 30 of a calendar year), no assurances can be given that any of these repurchases will occur. In addition, because each offer to repurchase Shares generally will be limited as to the number of Shares eligible to participate, not all Shares or amounts tendered for repurchase in a particular offer may be accepted. This may occur, for example, when one or more large investors seeks to tender a significant number of Shares or when a large number of investors tender simultaneously. In such an event, Shares typically will be accepted for repurchase on only a pro rata
basis. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.
With respect to any future repurchase offer, Shareholders tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “
Notice Date
”). The Notice Date generally will be 35 calendar days prior to the date as of which the Shares to be repurchased are valued by the Company (the “
Valuation Date
”). For example, the Notice Date for a repurchase offer having a September 30 Valuation Date would be on or about August 26. The Company, in its discretion, may permit the withdrawal of tenders at any time prior to the Valuation Date. Accordingly, Shareholders that elect to tender Shares for repurchase will not know the price at which such Shares will be repurchased until after the election to tender becomes irrevocable. It is possible that during the time period between the day on which a Shareholder elects to tender and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of the tendered Shares in the Company. The Company typically will make payment for tendered Shares to Shareholders tendering at least 95% of their Shares in accordance with the two-step
“hold-back” procedure described later in this Prospectus. See “
Redemptions, Repurchases and Transfers of Shares
.”
Liquidity Mismatch.
The Company’s liquidity terms allow shorter repurchase notice periods and more frequent repurchases of Shares than the liquidity terms applicable to many Investment Funds in which the Company invests. The Company may invest in an Investment Fund that is subject to a commitment period that exceeds the Company’s own liquidity terms, if, at the time the Company makes the investment in the Investment Fund, the Company believes exposure to the investment can be managed in the context of the Company’s overall anticipated liquidity needs. The Investment Funds in which the Company invest generally may impose restrictions on redemptions (
i.e.
, “gates”) from time to time. The imposition of gates by an Investment Fund may delay the Company’s ability to redeem its investment in an Investment Fund.

Potential Significant Effect of the Performance of a Limited Number of Investments
. The Adviser expects that the Company will participate in multiple investments. The Company may, however, make investments in a limited number of the Investment Funds and Investment Funds may make investments in a limited number of portfolio companies. The Adviser’s opportunistic, theme-based investment program also may at times deploy a substantial majority of the Company’s assets to one or a limited number of investment themes. A limited number of investments may have a significant effect on the performance of the Company.
There Are Risks Associated with the Composition of the Company’s Investor Base.
The Company’s Shareholders are generally invested in the Company through relationships with third-party Placement Agents. These Placement Agents often recommend or have authority to make subscription or redemption decisions on behalf of Shareholders. As a result, when only a limited number of Placement Agents represent a large percentage of the Company’s Shareholders (as is currently the case), the Company’s Shareholders may be concentrated among a small number of Placement Agents and actions recommended by Placement Agents may result in significant and potentially undesirable volatility in terms of Shareholder subscription or redemption activity. For the same reason, it is possible that Shareholders represented by a single Placement Agent may vote substantially as a block if a matter is put to a vote of the Shareholders by the Company’s Trustees.
The Company
’
s Scale May Affect its Investment Operations
. As of May 31, 2026, the Adviser’s capital under management or advisement, including the Company, was approximately $1.67 billion (capital under management may include assets that are committed, even if not funded). While the precise effects of scale and growth cannot be determined, there can be expected to be both benefits (
e.g.
, greater visibility, access and commercial leverage when dealing with Investment Funds and service providers) and disadvantages. Growth in assets may result in limitations on investment opportunities otherwise desirable to the Company or may under certain circumstances result in decreased liquidity with respect to certain investment positions of the Company. Growth in assets also may require continuing investment in the resources and infrastructure deployed by the Adviser and other service providers to the Company. By contrast, declines in assets can require untimely dispositions of investments, reduce visibility and leverage in the marketplace, and potentially reduce resources for the Company’s Adviser and other providers.
General Economic Conditions Could Adversely Affect the Performance of the Company
’
s Investments.
The Company is susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world. Instability in the global financial markets could trigger pronounced volatility in the prices of equity and debt securities. Periods of elevated inflation and high interest rates, such as those experienced in recent years, and geopolitical concerns and other global events beyond our control, can contribute to significant volatility in debt and equity markets. Uncertainty regarding the further trajectory of inflation and interest rates creates the potential for volatility in debt and equity markets. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks and instability in the Chinese capital markets. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. Geopolitical instability has been prevalent in recent years, and 2025 and, to this date, 2026, have been years of significant geopolitical events, including, among others, trade tensions resulting from U.S. tariff implementation and retaliatory tariffs by other countries, ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East. For example, in the United States, the current presidential administration has stated its intention to propose or has implemented governmental policy and regulatory changes in a variety of areas, including the imposition of tariffs or other trade barriers. In that connection, certain countries subject to those changes have expressed an intent to impose or have imposed similar measures in return. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on the financial performance of the Investment Funds in which the Company may invest and on the Company’s financial performance and the value of its Shares. Unfavorable economic conditions would be expected to increase the Company’s funding costs, limit the Company’s access to the capital markets or result in a decision by lenders not to extend credit to the Company. These events may limit the Company’s investment originations, and limit the Company’s ability to grow and could have a material negative impact on the Company’s operating results, financial condition, results of operations and cash flows and the fair values of the Company’s investments.
In recent years, the U.S. government has taken substantial actions with respect to international trade policy, including seeking to renegotiate certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. The U.S. government has also imposed, and may in the future impose further, tariffs on certain foreign goods, such as steel and aluminum, from various countries, including China, Canada and Mexico. Some foreign governments, including China, Canada and Mexico have threatened or instituted retaliatory tariffs on certain U.S. goods. In February 2026, the U.S. Supreme Court ruled that many of the tariffs recently imposed by the U.S. government exceeded its authority, thereby invalidating many, but not all, of such tariffs. Subsequent to the U.S. Supreme Court’s ruling, the current U.S. presidential administration raised potential alternative means through which the administration could impose tariffs and subsequently imposed a global tariff under a different law. The outlook on further trade policy actions, including trade agreements and potential retaliatory tariffs, is unclear. Increased tariffs on goods imported from China, Canada, Mexico and other countries could further increase costs, decrease margins and reduce the competitiveness of products and services offered by companies in which the Investment Funds invest. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies of the Investment Funds and adversely affect the revenues and profitability of companies whose businesses rely on imported goods. There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy in response to the U.S. Supreme Court’s ruling. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the Investment Funds’ portfolio companies and adversely affect their businesses and financial conditions, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings or loan performance and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown and have an adverse impact on the performance and financial results of the Company, and the value and the liquidity of the Shares. In an economic downturn, the Company may have non-performing
assets or
non-performing
assets may increase, and the value of the Company’s portfolio is likely to decrease during these periods. Adverse economic conditions may impact the value of any collateral securing the Company’s loan investments. A severe recession may further decrease the value of such collateral and result in losses of value in the Company’s portfolio and a decrease in the Company’s revenues, net income, assets and net worth. Unfavorable economic conditions also could increase the Company’s funding costs, limit the Company’s access to the capital markets or result in a decision by lenders not to extend credit to the Company on favorable terms or at all. These events could prevent the Company from increasing investments and harm the Company’s operating results.
Inflation and Interest Rate Risk
. Inflation in the United States remained elevated throughout 2022, 2023 and 2024. In 2022, the Fed and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. Gradual decreases in interest rates during 2025, coupled with resilience in the U.S. economy, contributed to improved investor sentiment, stronger capital markets and increased transaction activity toward the end of 2025. Nevertheless, inflation has remained above the Fed’s target level and interest rates remain elevated relative to the interest rate environment prior to the inflationary spike in 2022-2023. Following three consecutive rate cuts in 2025, the Fed held interest rates steady in January and March 2026 and noted, among other matters, that it would continue to assess and monitor incoming information in considering additional adjustments. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. While further interest rate hikes are not expected at this time, any renewed increases could have an adverse impact on the Company’s operating costs and general and administrative expenses, as these costs could increase at a higher rate than the Company’s revenue. In addition, any projected future decreases in the Investment Funds’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Company’s investments could result in future realized or unrealized losses and therefore reduce the Company’s net assets resulting from operations. It is difficult to predict the full impact of recent changes and any future changes in interest rates or inflation. Market volatility, rising interest rates, uncertainty around interest rates and/or a return to unfavorable economic conditions could adversely affect the Company’s business.
Failure of Financial Institutions
. The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect the Company’s businesses and results of operations. Such failures may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Company or an Investment Fund has a commercial relationship could adversely affect, among other things, the Company’s ability to pursue key strategic initiatives, including by affecting the Company’s or such Investment Fund’s ability to borrow from financial institutions on favorable terms. The Company’s ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on its assets as a result of a bank agreeing to provide financing. Similarly, the failure of a bank (or banks) with which one or more Investment Funds has a commercial relationship could affect the Investment Fund’s access to capital or its securities and ultimately its performance. In the event of the failure of a banking institution where the Company or an Investment Fund holds depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Company or the Investment Fund may not recover such excess, uninsured amounts.
Cayman Subsidiary Risk
. The
Sub-Fund
is organized under the laws of the Cayman Islands. The
Sub-Fund
is not registered under the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Company and the
Sub-Fund,
respectively, are organized, could result in the inability of the Company and/or the
Sub-Fund
to operate as described in this prospectus and could negatively affect the Company and its shareholders. See also “
Tax Aspects Under Subchapter M.
”

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Authorized Shares
As of May 31, 2026, there is only a single class of Shares authorized as follows:

Title of Class	Amount Authorized	Amount Outstanding	Amount Held by the Company or for its Account
Common	Unlimited	1,222,252.776	N/A

General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General
The value of the Company’s total net assets fluctuates in response to fluctuations in the value of its investments, including Investment Funds, and the Company could sustain losses. An investment in the Company should only be made by investors who have sufficient capital to sustain the loss of their entire investment in the Company. Discussed below are certain of the investments expected to be made directly by the Company or indirectly by Investment Funds and the principal risks that the Adviser believes are associated with those investments. The risks related to investments by Investment Funds will, in turn, have an effect on the Company.

Strategies and Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Strategies and Related Risks
Equity Market Neutral
. A market-neutral strategy requires both a long and short position. To the extent an Investment Manager is unable to maintain a balanced position because of trade execution delays, forced liquidations of short or leveraged positions due to losses or failure to “match” long and short positions, the strategy will not be market-neutral. In addition, to the extent that long and short positions are not matched by industry sectors, a sector-wide but not market-wide price move may result in market, as opposed to stock picking, losses. Unusual events specific to a particular company, which cause sudden changes in a specific company’s share valuation may also adversely affect historical price relationships between stocks, leading to losses in the strategy.
Statistical Arbitrage
. The success of the investment activities of an Investment Manager employing statistical arbitrage is heavily dependent on the mathematical models used by the Investment Manager in attempting to exploit short-term and long-term relationships among stock prices and volatility. Models that have been formulated on the basis of past market data may not be predictive of future price movements. The Investment Manager may select models that are not well suited to prevailing market conditions. Furthermore, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.
In the event of static market conditions, statistical arbitrage strategies are less likely to be able to generate significant profit opportunities from price divergences between long and short positions than in more volatile environments.
Unusual events specific to particular corporations and major events external to the operations of markets can cause extreme market moves that are inconsistent with the historic correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts.
Quantitative trading strategies, including statistical arbitrage, are highly complex, and, for their successful application, require relatively sophisticated mathematical calculations and relatively complex computer programs. These trading strategies are dependent upon various computer and telecommunications technologies and upon adequate liquidity in the markets traded. The successful execution of these strategies could be severely compromised by, among other things, a diminution in the liquidity of the markets traded, telecommunications failures, power loss and software-related “system crashes.” Due to the high trading volume nature of statistical arbitrage the transaction costs associated with the strategy may be significant. In addition, the “slippage” from entering and exiting positions may be significant and may result in losses.
Relative Value Credit.
Credit securities may be subject to the risk of an issuer’s default with respect to the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, credit risk may be affected by inadequacy of collateral or credit enhancement. Credit risk may change over the life of an instrument. Securities that are rated by rating agencies are often reviewed and may be subject to downgrade, which generally results in a decline in the market value of such security. Separately, relative value relationships may deviate from historical patterns and/or a manager’s thesis and cause a downward valuation adjustment. Additionally, debt securities may be directly or indirectly affected by changes in interest rates environment.
TruPS and TruPS CDOs include those risks typically associated with debt securities and preferred securities, such as risk of default. Furthermore, since the issuer of the TruPS is generally able to turn off payments for up to five years without being in default, distributions may not be made for extended periods of time. Holders of TruPS generally have limited voting rights with respect to the activities of the trust and no voting rights with respect to the entity that established them. The market for TruPS may be limited due to restrictions on resale, and the market value may be more volatile than those of conventional debt securities. TruPS are generally issued by trusts or other special purpose entities established by banks or other financial institutions and are not a direct obligation of such entities.
Convertible Arbitrage
. The success of the investment activities of an Investment Manager involved in convertible arbitrage will depend on such Investment Manager’s ability to identify and exploit price discrepancies in the market. Identification and exploitation of the market opportunities involve uncertainty. No assurance can be given that an Investment Manager will be able to locate investment opportunities or to correctly exploit price discrepancies. A reduction in the pricing inefficiency of the markets in which such Investment Manager will seek to invest will reduce the scope for the Investment Manager’s investment strategies. In the event that the perceived mispricings underlying such Investment Manager’s positions fail to materialize as expected, the positions could incur a loss.
The price of a convertible bond, like other bonds, changes inversely to changes in interest rates. Hence, increases in interest rates could result in a loss on a position to the extent that the short stock position does not correspondingly depreciate in value. While Investment Managers typically try to hedge interest rate risk via interest rate swaps and Treasuries, residual interest rate risk can adversely impact the portfolio. The price of convertible bonds is also sensitive to the perceived credit quality of the issuer. Convertible securities purchased by Investment Managers will decline in value if there is deterioration in the perceived credit quality of the issuer or a widening of credit spreads and this decline in value may not be offset by gains on the corresponding short equity position.
Convertible bond arbitrage portfolios are typically long volatility. This volatility risk is difficult to hedge since the strike price and often the maturity of the implied option are unknowns. A decline in actual or implied stock volatility of the issuing companies can cause premiums to contract on the convertible bonds. Convertible arbitrageurs are also exposed to liquidity risk in the form of short squeezes in the underlying equities or due to widening bid/ask spreads in the convertible bonds. Liquidity risk often can be exacerbated by margin calls since most arbitrageurs run leveraged portfolios. Convertible arbitrage strategies are also subject to risk due to inadequate or misleading disclosure concerning the securities involved. There have been cases where final prospectuses are different from drafts and important clauses are misinterpreted, both leading to significant losses for arbitrageurs. Also, in the absence of anti-dilution provisions in a convertible security, losses could occur in the event the underlying stock is split, additional securities are issued, a stock dividend is declared or the issuer enters into another transaction which increases its outstanding securities.
Fixed Income Arbitrage
. Fixed income arbitrage strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss to the spread position. Substantial risks are involved in trading in U.S. and
non-U.S.
government securities, corporate securities, investment company securities, mortgage-backed and asset-backed securities, commodity and financial futures, options, rate caps, rate swaps and the various other financial instruments and investments that fixed income arbitrage strategies may trade. Substantial risks are also involved in borrowing and lending against such investments. The prices of these investments can be volatile, market movements are difficult to predict, and financing sources and related interest and exchange rates are subject to rapid change. Certain corporate, asset-backed and mortgage-backed securities may be subordinated (and thus exposed to the first level of default risk) or otherwise subject to substantial credit risks. Government policies, especially those of the Fed Board and foreign central banks, have profound effects on interest and exchange rates that, in turn, affect prices in areas of the investment and trading activities of fixed income arbitrage strategies. Many other unforeseeable events, including actions by various government agencies and domestic and international political events, may cause sharp market fluctuations.
Prepayment-Sensitive MBS.
Prepayment-sensitive mortgage-backed securities are subject to a variety of risk factors, such as the prevailing level of interest rates as well as economic, demographic, tax, social, legal and other risks. Generally, obligors tend to prepay their loans when prevailing interest rates fall below the interest rates on their loans. In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed market values) are adversely affected by slower than anticipated prepayments. While prepayment-sensitive MBS managers will endeavor to hedge interest-rates exposure and real estate exposure, the correlation between core instruments and hedges may vary, impacting effectiveness of hedges. Separately, there are very limited options for hedging regulatory risks.
Event Driven.
The Investment Funds may invest in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions. Likewise, an Investment Fund’s investment may be in markets or companies in the midst of a period of economic or political instability. In any investment opportunity involving these types of business enterprises, there exist a number of risks, such as the risk that the transaction in which such business enterprise is involved will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Investment Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Investment Fund may be required to sell its investment at a loss. Further, in any investment in an unstable political or economic environment, there exists the risk of default as to debt securities and bankruptcy or insolvency with respect to equity securities. Investment Funds in which the Company invests may invest in the securities of a company which is the subject of a proxy contest, anticipating that the resulting management may improve the company’s performance or effect a sale of either the company or its assets. If the incumbent management defeats such an attempt or if the incoming management is unable to achieve its anticipated results, the market price of the company’s securities will typically fall, which may cause the Investment Fund (and, as a result, the Company) to sustain a loss. Companies involved in acquisition attempts via proxy fight may be the subject of litigation. Such litigation typically involves significant uncertainties and may impose additional costs and expenses upon the company, the participating Investment Fund and (indirectly) the Company. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies or situations in which the Investment Fund may invest, there is a potential risk of loss by the Investment Fund of its entire investment in such companies.
In addition, the Company’s investments in certain Investment Funds with event-driven investment strategies may be subject to lock-up
periods (sometimes of five years or more, intended to allow an Investment Fund flexibility to seek longer-term exposure to underlying company events). During a lock-up
period, the Company may not be permitted to withdraw its investment or only may be able to do so with payment of a fee. As a result, the Company would need to weigh the potential benefits of such longer-term exposure against the risks of being locked up.
Corporate Credit Event Driven.
Corporate Credit Event Driven managers may invest in securities and other obligations of companies that are experiencing significant financial or business distress, including companies involved in bankruptcy, or other reorganization and liquidation proceedings. Acquired investments may include senior or subordinated debt securities, bank loans, promissory notes and other evidences of indebtedness, as well as accounts payable to trade creditors. Many of these securities and investments ordinarily remain unpaid unless and until the company reorganizes and/or emerges from bankruptcy proceedings, and as a result may have to be held for an extended period of time. Separately, there is no guarantee Corporate Credit Event Driven managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action.
Credit Sensitive MBS.
The yields, spreads, prepayment and default rates, average life, responses to changes in interest rates, credit availability and other variables of Credit Sensitive MBS are based upon a number of assumptions, such as prepayment, default and interest rates and changes in home prices, which may or may not be correct. These assumptions are usually derived from proprietary analytical models utilized by each respective manager, and such models are inherently imperfect and subject to a number of risks, including risks that the underlying data used by the models is incorrect, inaccurate or incomplete. Certain models make use of discretionary settings or parameters which can have a material effect on the output of the model. Credit Sensitive MBS markets have experienced periods of heightened volatility and reduced liquidity, and such conditions may re-occur.
As such, these investments are subject to the risks discussed in “
Investment Related Risks—Mortgage-Backed Securities
” below as well as credit spread risk, which is a risk that investors will require higher yield premiums for the risk of holding Credit Sensitive MBS, as well as default and severity risk, or the risk that default rates will increase and the severity of the loss in the case of default will be amplified by a drop in property values. Additionally, these strategies are subject to event risk and government policy risk.
Diversified Structured Credit.
Diversified Structured Credit strategy can be very complex and may be sensitive to, amongst other things, changes in interest rates and/or to prepayments (resulting in potential volatility of returns), high levels of credit enhancement/leverage within the credit structure, credit spread risk, as well as government policy risks. Further, there can be no assurance that a liquid market will exist in any structured credit instrument when a manager seeks to sell it. A manager may enter into hedging transactions to protect against interest rate movement, prepayment risk and the risk of increased foreclosures as a result of a decline in values of the underlying assets or other factors. However, no assurance can be made that such transactions will fully protect the Investment Funds against such risks, and it should be noted that hedging transactions involve risks different from those of the underlying securities.
Distressed Securities
. The Investment Funds may invest in securities of U.S. and
non-U.S.
issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by U.S. state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the U.S. Bankruptcy Court’s power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization will be unsuccessful (
e.g.
, due to failure to obtain requisite approvals), will be delayed (
e.g.
, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Investment Fund of the security in respect to which such distribution was made.
Merger Arbitrage
. Merger arbitrage investments generally could incur significant losses when anticipated merger or acquisition transactions are not consummated. There is typically asymmetry in the risk/reward payout of mergers—the losses that can occur in the event of deal break-ups
can far exceed the gains to be had if deals close successfully.
Mark-to-market
losses can occur intra-month even if deals are not breaking and they may or may not be recouped upon successful deal closures. The consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings; and (vi) general market declines.
Merger arbitrage strategies also depend for success on the overall volume of merger activity, which historically has been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.
Merger arbitrage positions also are subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.
Special Situations.
Special situation strategies entail making predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities, and there is no guarantee that such predictions will prove accurate. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the special situations manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization will be unsuccessful, delayed or will result in a distribution that will not make the investor whole.
Event Driven Equity.
The event-driven managers may invest in business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Since there is substantial uncertainty concerning the outcome of transactions involving such business enterprises, there is a high degree of risk of loss. In addition, there can be no guarantee that a catalytic event anticipated by the manager will occur and have the impact that the manager predicted.
Directional Equity.
Directional Equity managers make their investments based on their views of individual securities fundamentals, technical trends and macro-economic environment, whether country specific, global or both. There is no assurance that the views will prove accurate; securities may lose value as a result of a downturn in any of the described factors. Separately, directional equity managers may incur losses if they are wrong about the timing of a certain market trend, even if they are correct in terms of direction and if long positions underperform the shorts.
Directional Macro.
The funds that pursue directional macro strategy can express their directional views across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes and individual instruments, and shift exposures very fluidly based on their relative attractiveness. The leverage embedded in derivative instruments utilized may exacerbate losses should the directional views prove untimely or unfounded, and high turnover may lead to a lower predictability.
Systematic Trading.
Certain managers’ strategies require the use of systematic trading systems. As market dynamics (for example, due to changed market conditions and participants) shift over time, a previously highly successful trading system often becomes outdated or inaccurate, perhaps without the manager recognizing that fact before substantial losses are incurred. There can be no assurance that a manager will be successful in continuing to develop and maintain effective quantitative trading systems. Systematic trading systems also rely heavily on computer hardware and software, online services and other computer-related or electronic technology and equipment to facilitate the manager’s investment activities and may trade financial instruments through electronic trading or order routing systems. Electronic trading exposes such a manager, and therefore the Investment Fund, to the risk of system or component failure.

Discretionary Trading.
Reliance on a discretionary trading model and the manager’s decisions on size, timing of trades and diversity of portfolio holdings, and their judgment about the potential change in value of a particular option or security in which the Investment Funds invest, may prove to be incorrect and result in losses.
Event Driven Multi-Strategy.
Event-driven investing requires the manager to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies, a meaningful change in management or the sale of a division or other significant assets by a company may not be valued as highly by the market as the manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. The manager’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Investment Funds return on the investment may be negative or the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Company to lose money or fail to achieve a desired rate of return.
Relative Value Multi-Strategy.
Relative value strategies utilized in Investment Funds depend on the manager’s ability to identify unjustified or temporary discrepancies between the value of two or more related financial instruments and are subject to the risk that the manager’s evaluation of the relative price differential may be incorrect or may never be realized in the market price of the securities in which the Company invests.

Risks of Investing in Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Investment Funds
The Investment Funds generally will not be registered as investment companies under the Investment Company Act. The Company, as an investor in these Investment Funds, will not have the benefit of the protections afforded by the Investment Company Act to investors in registered investment companies. While the Adviser may negotiate arrangements that provide for regular reporting of performance and portfolio data by the Investment Funds, typically the only means of obtaining independent verification of performance data will be reviewing the Investment Fund’s annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Investment Fund’s governing documents), Investment Funds are often not contractually or otherwise obligated to inform their investors, including the Company, of details surrounding their investment strategies. This means, for example, that if two or more of the Company’s Investment Funds were to invest significantly in the same company or industry, the Company’s investments could be “concentrated” in that company or industry without the Adviser having had the opportunity to assess the risks of such concentration. An Investment Fund may use investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser.
Each Investment Manager will receive any performance-based compensation to which it is entitled irrespective of the performance of the other Investment Managers and the Company generally. As a result, an Investment Manager with positive performance may receive performance compensation from the Company, as an investor in an underlying Investment Fund, and indirectly from its Shareholders, even if the Company’s overall returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers independently of each other so that, at any particular time, one Investment Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Investment Fund. Transactions of this sort could result in the Company directly or indirectly incurring certain transaction costs without accomplishing any net investment result. Because the Company may make additional investments in or withdrawals from Investment Funds only at certain times, the Company from time to time may have to invest some of its assets temporarily in money market securities or money market funds, among other similar types of investments.

For the Company to provide an audited annual report to Shareholders, it must receive timely information from the Investment Managers to which it has allocated capital. An Investment Manager’s delay in providing this information would delay the Company’s preparation of certain information for Shareholders.
An investor in the Company meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Company, could invest directly in the Investment Funds. By investing in the Investment Funds indirectly through the Company, an investor bears a portion of the Adviser’s Advisory Fee and other expenses of the Company, and also indirectly bears a portion of the asset-based fees, performance compensation and other expenses borne by the Company as an investor in the Investment Funds.
Investment Funds may permit or require that redemptions of interests be made in kind. Upon its withdrawal of all or a portion of its interest in an Investment Fund, the Company may receive an in-kind
distribution of investments that are illiquid or difficult to value. In such a case, the Adviser would seek to cause the Company to dispose of these securities in a manner that is in the best interests of the Company. The Company may not be able to withdraw from an Investment Fund except at certain designated times, limiting the ability of the Adviser to withdraw assets from an Investment Fund that may have poor performance or for other reasons. The Company also may be subject to fees imposed on withdrawals from the Investment Funds, especially with respect to “early withdrawals” made within one year of its initial investment in a particular Investment Fund. The Company also may be subject to fees or penalties assessed by Investment Funds for electing not to comply with such Funds’ minimum capital commitment requirements. In some cases, an Investment Fund may not allow any withdrawal for an extended period of time and/or may only allow a specific percentage of the Company’s account to be withdrawn in a given period.
The Company may agree to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the Shares.
Other risks that the Adviser believes are associated with the Company’s investment in Investment Funds include:
Valuation
. The Company values its investments in Investment Funds and other private investments at fair value in accordance with procedures established by the Board of Trustees. The Board of Trustees has designated the Adviser to perform fair valuation determinations relating to the value of the Company’s investments, in accordance with the Company’s valuation procedures and Rule
2a-5
under the Investment Company Act. Under the Company’s valuation procedures, fair value as of each month-end
ordinarily will be the value determined as of such
month-end
for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Company’s valuation, and calculated as the Company’s interest in the net assets of each Investment Fund using net asset value, or its equivalent, as a practical expedient, and may be subject to certain adjustments made pursuant to procedures adopted by the Board of Trustees. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation.
The Company’s valuation procedures require the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the Investment Manager of an Investment Fund does not represent the fair value of the Company’s interests in the Investment Fund. In the absence of specific transaction activity in interests in a particular Investment Fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision would be made in good faith, and subject to the review and supervision of the Board of Trustees in accordance with its responsibilities under Rule
2a-5.

All fair value determinations are based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. As such, these valuation determinations often involve subjective judgments by the Adviser and the Investment Managers of the Investment Funds. This is so notwithstanding that subsequent revisions or adjustments may be initiated by an Investment Fund. For example, the net asset values or other valuation information received by the Adviser from the Investment Funds will typically be “estimated” only, subject to revision through the end of each Investment Fund’s annual audit. Revisions to the gain and loss calculations of each Investment Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to an Investment Fund until its annual audit is completed. This is especially the case in respect of Investment Funds holding volatile or harder to value assets, including those of the type that might underlie a “side-pocket” established by the Investment Fund. Side-pockets are further described above under the heading “
Types of Investments and Related Risks—Investment Related Risks—Restricted and Illiquid Investments
.”
In circumstances where no adjustment is made to the net asset valuation of the Company, Shares purchased or sold by Shareholders will not be adjusted. Under such circumstances, if an adjustment would have reduced the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by the Company’s prior repurchases of Shares at a higher net asset value per Share than had the adjustment been made. Conversely, if an adjustment would have increased the Company’s net asset value, the outstanding Shares of the Company will benefit, to the detriment of Shareholders who previously had their Shares repurchased at a lower net asset value than had the adjustment been made. See “
Net Asset Valuation
.”
Dilution
. If an Investment Manager limits the amount of capital that may be contributed to an Investment Fund from the Company, or if the Company declines to purchase additional interests in an Investment Fund, continued sales of interests in the Investment Fund to others may dilute the returns for the Company from the Investment Fund.
Investments in
Non-Voting
Stock
. For a variety of reasons, the Company may need to hold its interest in an Investment Fund in non-voting
form (which may entail the Company subscribing for a class of securities that is not entitled to vote or contractually waiving the ability to vote with respect to a portion of its interests in the Investment Fund). The Company may hold substantial amounts of non-voting
securities in a particular Investment Fund. To the extent the Company holds an Investment Fund’s non-voting
securities (or voting securities as to which voting rights have been waived), it will not be able to vote on matters that require the approval of the investors in the Investment Fund.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
OTHER RISKS
Investing in the Company will involve risks other than those associated with investments made directly by Investment Funds including those described below:
Dependence on Key Personnel
. The Adviser is dependent on the services of its professional staff, and there can be no assurance that it will be able to retain the current portfolio management personnel described under the heading “
The Adviser
.” The departure or incapacity of such a person could have a material adverse effect on the Adviser’s management of the investment operations of the Company and the Company.
Future Changes in Applicable Law
. The ability of the Investment Funds, and, by extension, the Company, to implement their investment program and conduct their operations, is based on laws and regulations which are subject to change through legislative, judicial or administrative action. Future legislative, judicial or administrative action could adversely affect the ability of the Investment Funds and the Company to implement their investment program and conduct their operations. Adverse effects of new legislation or regulation may include, among other things, higher expenses, adverse effects on performance due to public transparency of certain proprietary information such as trading strategies, a potentially smaller universe over time of Investment Funds, or constraints on certain trading strategies of Investment Funds such as those involving derivatives.
For example, the
so-called
Volcker Rule limits the ability of banking entities to sponsor, invest in or serve as an investment adviser to hedge funds, which may adversely affect dealings between Investment Funds and banking entities. The Volcker Rule also limits the ability of many banking entities to trade in securities for their own account, with the result that a significant source of market capitalization has been removed, with still uncertain effects on volatility, liquidity and other market factors. Various proposals around the world for so called “financial transaction taxes” are also under consideration with the potential to significantly limit the profitability of various securities trading strategies. As another example, while the Company typically does not engage in derivatives trading itself, the use of derivatives by registered investment companies like the Company is under periodic review by regulators, with limits on their nature and scope under occasional consideration. Limits on high frequency trading, leverage and other widely deployed investment techniques also are under periodic review.
Anticipating policy changes and reforms may be particularly difficult during periods of heightened partisanship at the federal, state and local levels, including due to the divisiveness surrounding populist movements, political disputes and socioeconomic issues. The failure to accurately anticipate the possible outcome of such changes and/or reforms could have a material adverse effect on the returns of the Company and Investment Funds. The SEC’s rulemaking activities related to private funds may impose additional compliance obligations and costs on the Investment Funds, or restrict the Investment Funds from engaging in certain activities in the future, which could reduce the returns for the Investment Funds and ultimately for the Company. While there is uncertainty regarding the ultimate impact of the SEC’s rulemaking activities, adopted and proposed SEC rules have the potential to impose substantial costs and regulatory burdens on Investment Managers and Investment Funds. The Company cannot predict at this time whether and the extent to which the current U.S. presidential administration and newly-appointed senior officials at the SEC and other federal agencies will pursue any specific policy priorities or changes. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could adversely impact the Company’s business or the business of the Investment Funds.
Changes in Tax Law
. It is possible that the current U.S. federal, state, local, or
non-U.S.
income tax treatment of an investment in the Company will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect. For example, legislation enacted in July 2025 includes significant modifications to existing U.S. federal income tax rules. Any other new tax laws, regulations or interpretations thereof could affect the taxation of the Company or its Shareholders and the impact of any potential tax law changes on an investment in the Company is uncertain. Prospective investors should consult their own tax advisors regarding potential changes in tax laws and the impact of any such changes on their investment in the Company.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Company is specialized and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Company will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Investment Funds sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Company may be seeking, and none of these parties has an obligation to offer any opportunities it may identify to the Company.
Increased Competition in Alternative Asset Investments
. As compared to earlier periods, there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement alternative asset investment strategies, including the strategies to be implemented by the Company. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities, or may result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions. For example, in January 2024, the SEC approved the listing and trading of multiple spot bitcoin exchange-traded products (“
ETPs
”) and subsequently approved spot ether ETPs, significantly expanding the range of regulated vehicles through which investors may obtain exposure to digital assets. The approval of spot digital asset ETPs has attracted substantial capital inflows and increased institutional participation in digital asset markets. The availability of these products may affect the competitive landscape for the Company and may influence the supply, demand, and pricing dynamics for bitcoin, ether, and other digital assets. Prospective investors should understand that the Company may compete with other investment vehicles (including funds and accounts managed by the Adviser), as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial resources and research staff, than may be available to the Company.
The Company, the Investment Funds and Their Service Providers May Be Prone to Operational and Information Security Risks Resulting from Software or Cyber Failures
. A software or cyber failure refers to both intentional and unintentional events that may cause a business to lose proprietary information, suffer data corruption, or lose operational capacity. The Company, the Investment Funds and their service providers may be prone to operational and information security risks resulting from software or cyber failures. Cyberattacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. In addition, the risk of cyber and data security threats is exacerbated with the advancement of artificial intelligence, which malicious third parties are using to create new, sophisticated and more frequent attacks, including through social engineering facilitated by the use of artificial intelligence technologies. Software or cyber failure attacks affecting the Company or its investment adviser, administrators, custodians and other third-party service providers may adversely impact the Company, as could such events affecting an Investment Fund. For instance, software or cyber failures may interfere with the processing of Shareholder transactions, impact the ability to calculate the value of the Company’s Shares, cause the release and/or loss of private shareholder information or other confidential information, impede trading, cause the violation of applicable laws and regulations (including Regulation
S-P),
subject the Company, the Investment Funds and their service providers to regulatory fines or financial losses, and cause reputational damage. Similar types of risks are also present for other market participants, which may have material adverse consequences for the Company, and may cause the Company’s investment to lose value. The Company, the Investment Funds and their service providers may incur additional costs relating to cyber security management and preparations, and such preparations, though taken in good faith, may be inadequate. Cyberattacks are viewed as an emerging risk and the scope of the risk and related mitigation techniques are not yet fully understood and are subject to continuing change.
Alternative Data-Based Investing.
Investment and market analysis increasingly relies on inputs from so-called
“alternative data”—a phrase generally referring to information previously not available to professional investors because, for example, the implementing technology is relatively new (
e.g.
, geolocation, equipment sensor, and “scraped” or “aggregated” website data), the information previously was held as proprietary (
e.g.
, credit card processor, payroll, and shipping data), or the information was simply too unwieldy or expensive to manage. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting collection, marketing and use of data (particularly relating to cybersecurity and privacy), technological changes that may make data more or less useful, changes in the marketplace for data (which is relatively new and fragmented), etc. For example, nearly all professional investors making regular use of alternative data rely on third-party data sellers or brokers and therefore are exposed to the possibility both that data may become unavailable or that it was improperly or illegally collected or handled, with derivative liability potentially extending to the investor purchasing the data. Insider trading and “fair practice” laws generally are untested in this sector and therefore present risks for alternative data-based investing. Holding sensitive data of any type also increases the risk of an Investment Manager being targeted in various ways,
e.g.
, by cyberattackers, insider theft, government investigation, civil plaintiffs, etc. Additional commercial risks relate to the prospect that investment decisions based on alternative data may be flawed for various reasons, including incomplete, “dirty” or misunderstood data and gaps or flaws in technology used to collect and analyze data. Substantial legal and technical costs may be incurred in responding to any of these risks and developments.
Artificial Intelligence and Machine-Driven Investing
. As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in trading decisions. Regulators have been increasingly active in considering regulations and market restrictions on algorithmic and other machine assisted trading strategies, including efforts to require pre-testing
of such techniques, to impose automatic volume controls and/or to impose liability for negative or manipulative market impacts of such trading, and to address perceived conflicts of interest. Such restrictions may also impair the operation of fully autonomous trading systems and technologies, either by design or inadvertently. In addition, such technologies are relatively recent developments and may be subject to one or more undetected errors, defects or security vulnerabilities. Some such errors may only be discovered after a product or service has been used by end customers or after substantial operations in the marketplace. Any exploitable errors or security vulnerabilities discovered after such products are in widespread operation could result in substantial loss of revenues or assets, or material liabilities or sanctions. The potential speed of such trading technology may exacerbate the impact of any such flaws, particularly where such flaws are exploited by other artificially intelligent systems and may act to impair or prevent the intervention of a human control.
Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (“
AI Technology
” and, collectively, “
AI Technologies
”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and the Company and the Investment Funds may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to the Company, the Adviser or the Investment Funds; reduce demand for their products, services, software or technology offerings, as applicable; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of the Company, the Adviser and the Investment Funds.

The Company and the Adviser avail themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While the Company and the Adviser have begun to deploy AI Technologies in a variety of ways, including in legal and marketing compliance, customer engagement, content creation and rules-based operations (
e.g.
, legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither the Company, the Adviser nor the Investment Funds can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including, but not limited to, accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Company, the Adviser or the Investment Funds to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Company, the Adviser and the Investment Funds, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. The Company, the Adviser and the Investment Funds could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities. At the same time, any interruption of access to or use of AI Technologies could impede the ability of the Company, the Adviser or the Investment Funds to generate information and analysis that could be beneficial to them and their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on the Company, the Adviser or the Investment Funds.
AI Technologies can also be misused or misappropriated by third parties and/or employees of the Company, the Adviser or the Investment Funds. For example, there is a risk that a user will input confidential information, including material non-public
information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of the Company, the Adviser or the Investment Funds. Moreover, the Company, the Adviser and the Investment Funds will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, the Company, the Adviser and the Investment Funds could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by the Company, the Adviser or the Investment Funds may require compliance with legal and regulatory frameworks that are not fully developed or tested, and the Company, the Adviser or the Investment Funds may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the E.U.

adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should the Company, the Adviser and the Investment Funds fail to comply or be perceived to fail to comply.
AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Reliance on Historical Data
. Allocations to individual strategies within the Company may be selected, among other reasons, because they historically exhibit certain statistical volatility, return and correlation characteristics and, together, are relatively unrelated to the strategies within the Company. This strategy allocation is heavily dependent on the Adviser’s analysis of historical data, and, in particular, statistical volatility, return and correlation characteristics. No assurance can be given that the historical parameters will accurately predict future characteristics. To the extent that future events may vary significantly from these historical parameters upon which the strategy allocation is based, the allocation to Investment Funds may not provide the expected levels of risk, return and volatility and may result in the Company experiencing significant losses or in the Company failing to achieve its targeted returns during otherwise favorable market cycles.
Inadequate Return
. No assurance can be given that the returns on the Company’s investments will be commensurate with the risk of investment. Investors should not commit money to the Company unless they have the resources to sustain the loss of their entire investment.
Inside Information
. From time to time, the Company or its affiliates or an Investment Manager may come into possession of material, non-public
information concerning an entity in which the Company or Investment Fund has invested or proposes to invest. Possession of that information may limit the ability of the Company or Investment Fund to buy or sell securities of the entity.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects
. The Company may, as determined by the Company or its designated agents, repurchase the Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

•
the Shares have been transferred in violation of the Company’s Declaration of Trust or have vested in any person other than by operation of law as the result of the death, divorce, dissolution, bankruptcy, insolvency or dissolution of the Shareholder;

•
ownership of the Shares by the Shareholder or other person likely will cause the Company to be in violation of, or require registration of any Shares under, or subject the Company to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Company, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Company or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations or ERISA (collectively, “
Special Laws or Regulations
”), and the Company or its designated agents determine that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold Shares; or

•	the Board of Trustees or the Company’s designated agents determine that the repurchase of the Shares would be in the best interests of the Company.
The effect of these provisions may be to deprive an investor of an opportunity for a return even though other investors in the Company might enjoy such a return.
Limitations on Transfer; No Market for Shares
. No Shareholder will be permitted to transfer his, her or its Shares without the consent of the Company or its designated agents. The transferability of Shares will be subject to certain restrictions contained in the Declaration of Trust and will be affected by restrictions imposed under applicable securities laws. No market currently exists for Shares, and it is not contemplated that one will develop.
Allocation Risk
. Investments in the Company are subject to risks related to the Adviser’s allocation choices. The selection of the Investment Funds and the allocation of the Company’s assets to the Investment Funds could cause the Company to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Company could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines.
Liquidity (Repurchase) Risks
. It is not expected that Shares will be traded on any securities exchange or other market, and Shares will be subject to substantial restrictions on transfer. Although the Company may offer to repurchase Shares from time to time, a Shareholder investing as of a given date should not expect to be able to liquidate Shares for up to nine months, and possibly longer. While the Adviser expects that it typically will recommend to the Board of Trustees that the Company offer to repurchase Shares from Shareholders semi-annually (with Valuation Dates of March 31 and September 30 of a calendar year), no assurances can be given that any of these repurchases will occur. In addition, because each offer to repurchase Shares generally will be limited as to the number of Shares eligible to participate, not all Shares or amounts tendered for repurchase in a particular offer may be accepted. This may occur, for example, when one or more large investors seeks to tender a significant number of Shares or when a large number of investors tender simultaneously. In such an event, Shares typically will be accepted for repurchase on only a pro rata
basis. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.
With respect to any future repurchase offer, Shareholders tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “
Notice Date
”). The Notice Date generally will be 35 calendar days prior to the date as of which the Shares to be repurchased are valued by the Company (the “
Valuation Date
”). For example, the Notice Date for a repurchase offer having a September 30 Valuation Date would be on or about August 26. The Company, in its discretion, may permit the withdrawal of tenders at any time prior to the Valuation Date. Accordingly, Shareholders that elect to tender Shares for repurchase will not know the price at which such Shares will be repurchased until after the election to tender becomes irrevocable. It is possible that during the time period between the day on which a Shareholder elects to tender and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of the tendered Shares in the Company. The Company typically will make payment for tendered Shares to Shareholders tendering at least 95% of their Shares in accordance with the two-step
“hold-back” procedure described later in this Prospectus. See “
Redemptions, Repurchases and Transfers of Shares
.”
Liquidity Mismatch.
The Company’s liquidity terms allow shorter repurchase notice periods and more frequent repurchases of Shares than the liquidity terms applicable to many Investment Funds in which the Company invests. The Company may invest in an Investment Fund that is subject to a commitment period that exceeds the Company’s own liquidity terms, if, at the time the Company makes the investment in the Investment Fund, the Company believes exposure to the investment can be managed in the context of the Company’s overall anticipated liquidity needs. The Investment Funds in which the Company invest generally may impose restrictions on redemptions (
i.e.
, “gates”) from time to time. The imposition of gates by an Investment Fund may delay the Company’s ability to redeem its investment in an Investment Fund.

Potential Significant Effect of the Performance of a Limited Number of Investments
. The Adviser expects that the Company will participate in multiple investments. The Company may, however, make investments in a limited number of the Investment Funds and Investment Funds may make investments in a limited number of portfolio companies. The Adviser’s opportunistic, theme-based investment program also may at times deploy a substantial majority of the Company’s assets to one or a limited number of investment themes. A limited number of investments may have a significant effect on the performance of the Company.
There Are Risks Associated with the Composition of the Company’s Investor Base.
The Company’s Shareholders are generally invested in the Company through relationships with third-party Placement Agents. These Placement Agents often recommend or have authority to make subscription or redemption decisions on behalf of Shareholders. As a result, when only a limited number of Placement Agents represent a large percentage of the Company’s Shareholders (as is currently the case), the Company’s Shareholders may be concentrated among a small number of Placement Agents and actions recommended by Placement Agents may result in significant and potentially undesirable volatility in terms of Shareholder subscription or redemption activity. For the same reason, it is possible that Shareholders represented by a single Placement Agent may vote substantially as a block if a matter is put to a vote of the Shareholders by the Company’s Trustees.
The Company
’
s Scale May Affect its Investment Operations
. As of May 31, 2026, the Adviser’s capital under management or advisement, including the Company, was approximately $1.67 billion (capital under management may include assets that are committed, even if not funded). While the precise effects of scale and growth cannot be determined, there can be expected to be both benefits (
e.g.
, greater visibility, access and commercial leverage when dealing with Investment Funds and service providers) and disadvantages. Growth in assets may result in limitations on investment opportunities otherwise desirable to the Company or may under certain circumstances result in decreased liquidity with respect to certain investment positions of the Company. Growth in assets also may require continuing investment in the resources and infrastructure deployed by the Adviser and other service providers to the Company. By contrast, declines in assets can require untimely dispositions of investments, reduce visibility and leverage in the marketplace, and potentially reduce resources for the Company’s Adviser and other providers.
General Economic Conditions Could Adversely Affect the Performance of the Company
’
s Investments.
The Company is susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world. Instability in the global financial markets could trigger pronounced volatility in the prices of equity and debt securities. Periods of elevated inflation and high interest rates, such as those experienced in recent years, and geopolitical concerns and other global events beyond our control, can contribute to significant volatility in debt and equity markets. Uncertainty regarding the further trajectory of inflation and interest rates creates the potential for volatility in debt and equity markets. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks and instability in the Chinese capital markets. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. Geopolitical instability has been prevalent in recent years, and 2025 and, to this date, 2026, have been years of significant geopolitical events, including, among others, trade tensions resulting from U.S. tariff implementation and retaliatory tariffs by other countries, ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East. For example, in the United States, the current presidential administration has stated its intention to propose or has implemented governmental policy and regulatory changes in a variety of areas, including the imposition of tariffs or other trade barriers. In that connection, certain countries subject to those changes have expressed an intent to impose or have imposed similar measures in return. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on the financial performance of the Investment Funds in which the Company may invest and on the Company’s financial performance and the value of its Shares. Unfavorable economic conditions would be expected to increase the Company’s funding costs, limit the Company’s access to the capital markets or result in a decision by lenders not to extend credit to the Company. These events may limit the Company’s investment originations, and limit the Company’s ability to grow and could have a material negative impact on the Company’s operating results, financial condition, results of operations and cash flows and the fair values of the Company’s investments.
In recent years, the U.S. government has taken substantial actions with respect to international trade policy, including seeking to renegotiate certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. The U.S. government has also imposed, and may in the future impose further, tariffs on certain foreign goods, such as steel and aluminum, from various countries, including China, Canada and Mexico. Some foreign governments, including China, Canada and Mexico have threatened or instituted retaliatory tariffs on certain U.S. goods. In February 2026, the U.S. Supreme Court ruled that many of the tariffs recently imposed by the U.S. government exceeded its authority, thereby invalidating many, but not all, of such tariffs. Subsequent to the U.S. Supreme Court’s ruling, the current U.S. presidential administration raised potential alternative means through which the administration could impose tariffs and subsequently imposed a global tariff under a different law. The outlook on further trade policy actions, including trade agreements and potential retaliatory tariffs, is unclear. Increased tariffs on goods imported from China, Canada, Mexico and other countries could further increase costs, decrease margins and reduce the competitiveness of products and services offered by companies in which the Investment Funds invest. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies of the Investment Funds and adversely affect the revenues and profitability of companies whose businesses rely on imported goods. There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy in response to the U.S. Supreme Court’s ruling. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the Investment Funds’ portfolio companies and adversely affect their businesses and financial conditions, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings or loan performance and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown and have an adverse impact on the performance and financial results of the Company, and the value and the liquidity of the Shares. In an economic downturn, the Company may have non-performing
assets or
non-performing
assets may increase, and the value of the Company’s portfolio is likely to decrease during these periods. Adverse economic conditions may impact the value of any collateral securing the Company’s loan investments. A severe recession may further decrease the value of such collateral and result in losses of value in the Company’s portfolio and a decrease in the Company’s revenues, net income, assets and net worth. Unfavorable economic conditions also could increase the Company’s funding costs, limit the Company’s access to the capital markets or result in a decision by lenders not to extend credit to the Company on favorable terms or at all. These events could prevent the Company from increasing investments and harm the Company’s operating results.
Inflation and Interest Rate Risk
. Inflation in the United States remained elevated throughout 2022, 2023 and 2024. In 2022, the Fed and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. Gradual decreases in interest rates during 2025, coupled with resilience in the U.S. economy, contributed to improved investor sentiment, stronger capital markets and increased transaction activity toward the end of 2025. Nevertheless, inflation has remained above the Fed’s target level and interest rates remain elevated relative to the interest rate environment prior to the inflationary spike in 2022-2023. Following three consecutive rate cuts in 2025, the Fed held interest rates steady in January and March 2026 and noted, among other matters, that it would continue to assess and monitor incoming information in considering additional adjustments. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. While further interest rate hikes are not expected at this time, any renewed increases could have an adverse impact on the Company’s operating costs and general and administrative expenses, as these costs could increase at a higher rate than the Company’s revenue. In addition, any projected future decreases in the Investment Funds’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Company’s investments could result in future realized or unrealized losses and therefore reduce the Company’s net assets resulting from operations. It is difficult to predict the full impact of recent changes and any future changes in interest rates or inflation. Market volatility, rising interest rates, uncertainty around interest rates and/or a return to unfavorable economic conditions could adversely affect the Company’s business.
Failure of Financial Institutions
. The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect the Company’s businesses and results of operations. Such failures may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Company or an Investment Fund has a commercial relationship could adversely affect, among other things, the Company’s ability to pursue key strategic initiatives, including by affecting the Company’s or such Investment Fund’s ability to borrow from financial institutions on favorable terms. The Company’s ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on its assets as a result of a bank agreeing to provide financing. Similarly, the failure of a bank (or banks) with which one or more Investment Funds has a commercial relationship could affect the Investment Fund’s access to capital or its securities and ultimately its performance. In the event of the failure of a banking institution where the Company or an Investment Fund holds depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Company or the Investment Fund may not recover such excess, uninsured amounts.
Cayman Subsidiary Risk
. The
Sub-Fund
is organized under the laws of the Cayman Islands. The
Sub-Fund
is not registered under the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Company and the
Sub-Fund,
respectively, are organized, could result in the inability of the Company and/or the
Sub-Fund
to operate as described in this prospectus and could negatively affect the Company and its shareholders. See also “
Tax Aspects Under Subchapter M.
”

Investment Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Related Risks
General Economic and Market Conditions
. The success of the Company’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the level and volatility of security prices and liquidity of the Company’s investments. Unexpected volatility or illiquidity could impair the Company’s profitability or result in its suffering losses.
Highly Volatile Markets
. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forward, futures and other derivative contracts in which an Investment Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.
Investments by the Investment Funds in corporate equity and debt securities, whether publicly traded or privately placed, are subject to inherent market risks and fluctuations as a result of company earnings, economic conditions and other factors beyond the control of the Adviser.
High Frequency Trading
. U.S. and
non-U.S.
regulators have maintained a continuing focus on the structure and resilience of equity and other markets, including with respect to algorithmic and high-frequency trading, market-wide circuit breakers, and the impact of electronic trading on market stability. Regulatory initiatives, including restrictions on algorithmic or high-frequency trading, could have a material adverse effect on overall trading and clearing volumes. The Investment Funds in which the Company invests may depend on the volume of trading and the integrity of the global capital markets in order to achieve liquidity and generate returns. Trading and clearing volumes are directly affected by economic, political and market conditions, broad trends in business and finance, unforeseen market closures or other disruptions in trading, the level and volatility of interest rates, inflation, changes in price levels of securities and the overall level of investor confidence. In recent years, trading and clearing volumes across the markets have fluctuated significantly depending on market conditions and other factors. Current initiatives being considered by regulators and governments, such as restrictions on algorithmic (high frequency) trading, could have a material adverse effect on overall trading and clearing volumes. Declines in trading and clearing volumes may also impact the Investment Funds’ market share or pricing structures and adversely affect their business and financial condition.
Risks of Securities Activities
. All securities investing and trading activities risk the loss of capital. Although the Adviser will attempt to moderate these risks, no assurance can be given that the Company’s investment activities will be successful or that Shareholders will not suffer losses. To the extent that the portfolio of an Investment Fund is concentrated in securities of a single issuer or issuers in a single industry, the risk associated with any investment decision made by the Investment Manager of such Investment Fund is increased. The following are some of the more significant risks that the Adviser believes are associated with the Investment Funds’ styles of investing:
Equity Securities
. Investment Funds may hold long and short positions in common stocks, preferred stocks and convertible securities of U.S. and
non-U.S.
issuers. Investment Funds also may invest in depositary receipts or shares relating to
non-U.S.
securities. See “
Non-U.S.
Securities
.” Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced. Investment Funds may purchase securities in all available securities trading markets and may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap
companies. See “
Smaller Capitalization Issuers
.” The Company may also hold positions in equity securities.
Bonds and Other Fixed Income Securities
. Investment Funds may invest in bonds and other fixed income securities, both U.S. and
non-U.S.,
and may take short positions in these securities. Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and
non-U.S.
corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“
U.S. Government securities
”) or by a
non-U.S.
government (often referred to as “
sovereign debt
”); municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (
i.e.
, credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
Investment Funds may invest in both investment grade and
non-investment
grade (commonly referred to as junk bonds) debt securities.
Non-investment
grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment
grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment
grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Company may also hold positions in bonds and other fixed income securities.
Real Estate Investment Trusts.
Investment Funds may be or invest in pooled real estate investment funds
(so-called
“
real estate investment trusts
” or “
REITs
”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation and adverse changes in the tax laws. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities.
Mortgage-Backed Securities
. Investment Funds may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The adverse effects of prepayments may indirectly affect the Company in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster-than-expected actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Investment Funds may have entered into for these investments, resulting in a loss to the Investment Fund. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses. In recent periods, a significant portion of total assets have been allocated to Investment Funds following strategies dependent on movements in the mortgage-backed securities markets.
The Investment Funds may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities, which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.
Mortgage-backed securities are subject to varying degrees of credit risk, depending on market conditions, whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental
issuers, and other factors. For example, securities issued by private organizations may not be readily marketable. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (
e.g.
, automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (
e.g.
,
sub-prime
mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. While the mortgage-backed securities market has undergone significant regulatory reforms since the 2008 financial crisis, including risk retention requirements and enhanced disclosure standards, periods of market stress, rising interest rates, or economic dislocation could cause mortgage-backed securities to experience reduced liquidity, wider bid-ask
spreads, and price declines. There can be no assurance that current market conditions or the current levels of liquidity of mortgage-backed securities will be sustained. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime
mortgages.

Other Asset-Backed Securities.
Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities) or non-governmental
issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans and credit-card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above. The risk of investing in asset-backed securities becomes increased when performance of the various sectors in which the assets underlying asset-backed securities are concentrated (
e.g.
, auto loans, student loans,
sub-prime
mortgages and credit card receivables) become more highly correlated.
Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, and the credit quality of any credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset-backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations.
The market value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing the credit enhancement. The market value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (
e.g.
, failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit-card receivables are unsecured. In addition, an Investment Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities and the volume of underlying obligations may make it impracticable to recover collateral for the abatement of losses. In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law.
Collateralized Debt Obligations.
Investment Funds may invest in CDOs, which include collateralized bond obligations (“
CBOs
”), collateralized loan obligations (“
CLOs
”) and other similarly structured securities. The cash flows from these trusts are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which an Investment Fund invests. Investment Funds may invest in any tranche of a CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, an Investment Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates), default risk, prepayment risk, credit risk, liquidity risk, market risk, structural risk and legal risk. Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets, (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale and (iv) if the particular structured product is invested in a security in which an Investment Fund is also invested, this would tend to increase the Investment Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
Non-U.S.
Securities
. Investment Funds may invest in securities of
non-U.S.
issuers and in depositary receipts or shares (of both a sponsored and non-sponsored
nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares (collectively known as “
ADRs
”), which represent indirect interests in securities of
non-U.S.
issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary.
Non-sponsored
depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result, non-sponsored
depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature.
Non-U.S.
securities in which Investment Funds may invest may be listed on
non-U.S.
securities exchanges or traded in
non-U.S.
over-the-counter
markets. Investments in
non-U.S.
securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of
non-U.S.
securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a
non-U.S.
issuer or the difficulty of interpreting financial information prepared under
non-U.S.
accounting standards; less liquidity and more volatility in
non-U.S.
securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in
non-U.S.
countries. Moreover, governmental issuers of
non-U.S.
securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in
non-U.S.
countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.
Other risks of investing in
non-U.S.
securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other
non-U.S.
or U.S. laws or restrictions or devaluations of
non-U.S.
currencies. A decline in the exchange rate would reduce

the value of certain of an Investment Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. An Investment Fund may also incur costs in connection with conversion between various currencies.
The risks associated with investing in
non-U.S.
securities may be greater with respect to those issued by companies located in emerging industrialized or less developed countries. Risks particularly relevant to emerging markets may include higher dependence on exports and the corresponding importance of international trade, greater risk of inflation, greater controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in and control over the economies, governmental decisions to cease support of economic reform programs or to impose centrally planned economies and less developed corporate laws regarding fiduciary duties of officers and directors and protection of investors.
An Investment Fund may enter into forward currency exchange contracts (“
forward contracts
”) for hedging and
non-hedging
purposes in pursuing its investment objective. Forward contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a
non-U.S.
security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of
non-U.S.
securities. Imperfect correlation may exist, however, between an Investment Fund’s
non-U.S.
securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may be used for non-hedging
purposes in seeking to meet an Investment Fund’s investment objective, such as when the Investment Manager of an Investment Fund anticipates that particular
non-U.S.
currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. Generally, Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to foreign currency risks, and there can be no assurance that hedging techniques will be successful if used.
Smaller Capitalization Issuers
. Investment Funds may invest in smaller capitalization companies, including micro-cap
companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.
Non-Diversified
Status
. Because the Company is a
“non-diversified”
investment company for purposes of the Investment Company Act, the limitations under the Investment Company Act on the percentage of the Company’s assets that may be invested in the securities of any one issuer do not apply (although the diversification rules under Subchapter M of the Code do apply). The Company’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such diversification standards.
Leverage
. Some or all of the Investment Funds may make margin purchases of securities and, in connection with these purchases, borrow money from brokers and banks (
i.e.
, through credit facilities, lines of credit, or other margin or borrowing arrangements) for investment purposes. Use of leverage in this manner is speculative and involves certain risks. As noted below, unlike the Company, the Investment Funds are not subject to limitations under the Investment Company Act with respect to the use of leverage. The Company may borrow money in connection with its investment activities, for cash management purposes, to fund the repurchase of Shares or for temporary or emergency purposes. In general, the use of leverage by Investment Funds or the Company will increase the volatility of returns.

Trading equity securities on margin involves an initial cash requirement representing at least a percentage of the underlying security’s value. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. Although leverage will increase investment return if an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease the return of an Investment Fund if the Investment Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of investments held by the Investment Funds. Global regulators are reviewing the use of leverage by hedge funds and may implement new reporting frameworks or even measures designed to limit leverage. While uncertain, any such change can be presumed to reduce Investment Fund returns over time.
In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” under which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Investment Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Investment Company Act requires a registered investment company to satisfy an Asset Coverage Requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This Asset Coverage Requirement means that the value of the investment company’s total indebtedness may not exceed one-third
the value of its total assets (including the indebtedness). This limit applies to the Company and not to the Investment Funds, and accordingly the Company’s portfolio may be exposed to the risk of highly leveraged investment programs in certain Investment Funds and the volatility of the value of Shares may be great.
These instruments may nevertheless involve significant economic leverage and may, in some cases, involve significant risks of loss.
The Company currently maintains no credit facilities. The Company previously maintained two credit facilities but determined, in consultation with the Board of Trustees, not to renew one of the credit facilities and to terminate the other credit facility.
Short Sales
. An Investment Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its Investment Manager believes possess volatility characteristics similar to those being hedged. An Investment Fund may also use short sales for non-hedging
purposes to pursue its investment objectives if, in the Investment Manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover an Investment Fund’s short position will be available for purchase. The SEC and other U.S. and
non-U.S.
regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis, and have adopted rules that regulate and require reporting of short-selling activities. Such regulations and restrictions include placing limitations on specific companies and/or industries with respect to which an Investment Fund may enter into short positions, may hinder an Investment Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Reverse Repurchase Agreements
. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may increase the volatility of an Investment Fund’s investment portfolio.
Purchasing Initial Public Offerings
. The Investment Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer and limited operating history of the issuer. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income. The Company may also hold positions in securities of companies in initial public offerings.
Special Investment Instruments and Techniques
. Investment Funds may utilize a variety of special investment instruments and techniques described below to hedge the portfolios of the Investment Funds against various risks, such as changes in interest rates or other factors that affect security values, or for non-hedging
purposes in seeking to achieve an Investment Fund’s investment objective. The Adviser, on behalf of the Company, may also use these special investment instruments and techniques for either hedging or non-hedging
purposes. These strategies may be executed through derivative transactions. Instruments used and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of these special investment instruments and techniques are speculative and involve a high degree of risk, particularly in the context of non-hedging
transactions.
This Prospectus contains extensive disclosures relating to the risks and opportunities presented by various types of derivative instruments, including futures, swaps and options. While these instruments can be significant components of the investment programs of the Investment Funds in which the Company invests and may indirectly affect the performance of the Company, it is presently contemplated that the Company will not enter directly into derivatives transactions to a significant degree.
Derivatives
. The Company, and some or all of the Investment Funds, may invest in, or enter into, derivatives or derivatives transactions (“
Derivatives
”). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives entered into by an Investment Fund or the Company can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolio of the Investment Fund or the Company as a whole. Derivatives permit an Investment Manager or the Adviser to increase or decrease the level of risk of an investment portfolio, or change the character of the risk to which an investment portfolio is exposed in much the same way as an Investment Manager or the Adviser can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on performance of an Investment Fund or the Company. The Adviser’s use of derivatives may include total return swaps, options and futures designed to replicate the performance of a particular Investment Fund or to adjust market or risk exposure.
If an Investment Fund or the Company invests in Derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Investment Fund or the Company or result in a loss. An Investment Fund or the Company also could experience losses if Derivatives are poorly correlated with its other investments, or if the Investment Fund or the Company is unable to liquidate the position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives. Furthermore, when seeking to obtain short exposure by investing in Derivatives, an Investment Fund or the Company may be subject to regulatory restrictions as discussed in “
Investment Related Risks—Short Sales
” above.
Options and Futures
. The Company and the Investment Funds may utilize options and futures contracts and so-called
“synthetic” options or other Derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter
market. When options are purchased
over-the-counter,
the Company’s or the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Company or an Investment Fund may have difficulty closing out its position.
Over-the-counter
options also may include options on baskets of specific securities.
The Company and the Investment Funds may purchase call and put options on specific securities or other reference assets, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing the investment objectives of the Company or the Investment Funds. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.
The Company and the Investment Funds may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Company or the Investment Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
The Company and the Investment Funds may enter into futures contracts on U.S. exchanges or on exchanges located outside the United States.
Non-U.S.
exchanges may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.
Non-U.S.
exchanges, however, may have greater risk potential than U.S. exchanges. For example, some
non-U.S.
exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate, and the Company or an Investment Fund could incur losses as a result of those changes. Unlike trading on U.S. commodity exchanges, trading on
non-U.S.
commodity exchanges between
non-U.S.
counterparties is not regulated by the CFTC and may not be subject to any comparable form of regulation.
Engaging in transactions in futures contracts involves risk of loss to the Company or the Investment Fund that could adversely affect the value of the Company’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Company or the Investment Funds to substantial losses. Successful use of futures also is subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.
The Company and the Investment Funds may, pursuant to government regulations or rules of futures exchanges or boards of trade, be subject to limits on the size of positions that they may take in particular futures contracts, which would hinder the Company or the Investment Fund from achieving its investment objective.
Rule
18f-4.
The SEC has adopted Rule
18f-4
under the Investment Company Act, which requires a fund that is not a “limited derivatives user” as described in Rule
18f-4(c)(4)
to adopt a derivatives risk management program providing for specific items as required by the rule, including compliance with a VaR test. The Company operates as a limited derivatives user for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Company ceases to qualify as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Company to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. The Company relies on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (
e.g.
, capital commitments to invest equity in Investment Funds or portfolio companies that can be drawn at the discretion of the issuer). To rely on the unfunded commitment agreements exemption, the Company must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due.
CFTC Regulation
. Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. The Adviser is registered with the CFTC as a commodity pool operator (“
CPO
”) and is exempt from registration with the CFTC as a commodity trading advisor. Under the CFTC’s “harmonization” rules with respect to CPOs of registered investment companies, the Adviser generally is not subject to the CFTC’s CPO recordkeeping, reporting and disclosure requirements with respect to the Company. The Adviser and the Company instead are permitted, and intend, to comply with customary SEC rules applicable to registered investment companies under what the CFTC’s harmonization rules term a program of “substituted compliance.” Certain filings still are required with the CFTC.
Derivatives on Securities Indices
. The Company or an Investment Fund may purchase and sell futures, options, swaps or other derivatives on stock indices for hedging purposes and non-hedging
purposes in seeking to achieve the investment objectives of the Company or the Investment Funds. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of such derivatives will be subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks. Stock indices with respect to which the Company or an Investment Fund has purchased or sold a derivative may be subject to trading disruptions, temporary suspensions, cancellation or modification, which may hinder the Company or the Investment Fund from achieving its investment objective.
Warrants and Rights
. Warrants are Derivatives that permit, but do not obligate, their holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any interest in the assets of the issuer. Warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.
Swap Agreements
. The Company or an Investment Fund may enter into equity, interest rate, index and currency rate swap agreements. An Investment Fund also may enter into digital asset swap agreements. These transactions will be undertaken in attempting to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Company or an Investment Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party
contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Most swap agreements entered into by the Company or an Investment Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “
net amount
”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Company or the Investment Fund is contractually obligated to make. If the other party to a swap defaults, the Company’s or the Investment Fund’s risk of loss consists of the net amount of payments that the Company or the Investment Fund contractually is entitled to receive.
To achieve investment returns equivalent to those achieved by an Investment Manager in whose Investment Fund (or other account managed by the Investment Manager) the Company otherwise could not invest directly, perhaps because of its investment minimum, or its unavailability for direct investment, the Company may enter into swap agreements under which the Company may agree, on a net basis, to pay a return based on a floating interest rate, and to receive the total return of the reference Investment Fund (or other account managed by the Investment Manager) over a stated time period. The Company may seek to achieve the same investment result through the use of other Derivatives and structured investments in similar circumstances. Legislation or regulatory requirements may be enacted or developed in the future which may have the effect of limiting or completely restricting the Company’s ability to use such derivative instruments or increasing compliance costs for the Company. Limits or restrictions imposed on counterparties with which the Company engages in derivative transactions could also prevent the Company from using these instruments. Also, the U.S. federal income tax treatment of swap agreements and other Derivatives as described above may be unclear. Swap agreements and other Derivatives used in this manner may be treated as a “constructive ownership transaction” with respect to the reference property, which may result in a portion of any long-term capital gain being treated as ordinary income. See “
Tax Aspects Under Subchapter M—Tax Treatment of Investments
.”
Lending Portfolio Securities
. Investment Funds may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Investment Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable in respect of the loaned securities, which affords the Investment Fund an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. A substitute dividend payment received in a stock lending transaction will not qualify for the preferential tax rates that apply to “qualified dividend income” for non-corporate
taxpayers. In connection with any such transaction, the Investment Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Investment Fund might experience loss if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund.

Exchange-Traded Funds.
The Company expects, from
time-to-time,
to access or implement alternative investment strategies through
SEC-registered
investment companies, including exchange-traded funds.
ETFs are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more (“
creation units
”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares generally allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets is intended to permit ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Company would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.
ETF shares are subject to the same risks as those of registered investment companies more generally, as described below. Furthermore, there may be times when the exchange halts trading, in which case the Company would be unable to sell the shares until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a different portfolio. Losses also could occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (
e.g.
, gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.
Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; (ii) thin trading or other trading anomalies could cause the price of an ETF’s shares to move unexpectedly and at times without regard to the value of the underlying assets and (iii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.
The Company also may invest in other registered investment companies. Under applicable law, the Company generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These percentage restrictions do not apply to the Company’s investments in Investment Funds that are not registered investment companies.
Investment in another investment company may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. As a shareholder in any investment company (whether private or
SEC-registered),
the Company would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, the Company would continue to pay its own advisory fees and other expenses.
Exchange-Traded Notes.
Investment Funds may invest in exchange-traded notes (“
ETNs
”). ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s return is based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“
reference instrument
”) to which the ETN is linked minus certain fees. ETNs do not make periodic interest payments, unlike regular bonds, and their principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price.
Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on the Investment Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Investment Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
When-Issued Securities, Delayed Delivery Securities and Forward Commitments.
The Company or an Investment Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Company or an Investment Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by the Company or an Investment Fund at an established price with payment and/or delivery taking place in the future. The Company or an Investment Fund enters into these transactions to obtain what is considered an advantageous price to the Company or an Investment Fund, as applicable, at the time of entering into the transaction. There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Company or an Investment Fund to purchase the securities. The Company or an Investment Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.
If deemed advisable as a matter of investment strategy, the Company or an Investment Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to it on the settlement date. In these cases, the Company or an Investment Fund may realize a taxable capital gain or loss. When the Company or an Investment Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Company’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Company or an Investment Fund starting on the day the Company or the Investment Fund, as applicable, agrees to purchase the securities. The Company or an Investment Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when issued and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as the Company or an Investment Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Company’s or an Investment Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.
Digital Assets
. Investment Funds may hold long and short positions in digital assets. The term “digital assets,” as used herein (also known as “virtual currencies,” “cryptocurrencies,” “coins” or “tokens” or similar terms), means assets that are issued and/or transferred using technological innovations such as distributed ledger or blockchain technology and include, but are not limited to, bitcoin and ethereum. Although some digital assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment. Digital assets have no intrinsic value other than as a method of exchange and are not based on a tangible commodity, security, contractual right or legal obligation. Digital assets have limited history and typically are not issued or backed by any government, bank or central organization. Over their short history, digital assets have in the past experienced, and may continue to experience, tremendous price volatility compared to traditional asset classes and significant illiquidity in stressed market conditions. Such volatility may mean that, over time, the percentage of the Company’s portfolio providing exposure to digital asset investments could vary significantly. The values of digital assets may not be connected or correlated to traditional economic or market forces, and the value of the investments of Investment Funds in digital assets could decline rapidly, including to zero. Trading and investing in digital assets or assets linked to digital assets may be speculative and may not be based on fundamental investment analysis. An Investment Manager may pursue a variety of investment strategies in managing digital assets of an Investment Fund, and the Company may invest in Investment Funds that provide access to a particular digital asset or assets without a discretionary investment strategy. The Company may also invest in Investment Funds whose Investment Managers have discretion to manage a diversified portfolio of digital assets. Investment Funds may invest in digital assets without restriction as to market capitalization or technological features or attributes (including lesser-known or novel digital assets known as “altcoins”) and may invest in initial coin offerings, which have historically been subject to fraud.
Bitcoin is the native token on the bitcoin network. As with other crypto assets, bitcoin and the bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (
e.g.,
digital cash) and as a durable store of value (
e.g.,
digital gold). The bitcoin network’s uses and capabilities are narrower when compared to the ethereum network, which facilitates smart contracts and the issuance of other non-native
tokens.
Ether is the native token on the ethereum network, but users may create additional tokens, the ownership of which is recorded on the ethereum network. As with other crypto assets, ether and the ethereum blockchain have been designed to support a number of applications and use cases. For ether, these include: serving as a medium of exchange and a durable store of value, facilitating the use of smart contracts and decentralized products and platforms, permitting the issuance and exchange of non-native
tokens (including
non-fungible
tokens and asset-backed tokens) and supporting various “layer 2” projects (as discussed below). Compared to the bitcoin network, which is solely intended to record the ownership of bitcoin, the intended uses of the ethereum network are broader.
During certain periods, the spot price movements of ether and bitcoin generally have been correlated, and during such periods, the spot prices of ether have generally been more volatile than the spot prices of bitcoin (
i.e.
, rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rise and falling more than bitcoin on days that the spot prices of bitcoin fall). During other periods, this correlation and relative volatility has not historically been observed. There is no guarantee that any of these trends will continue or that the prices of ether or bitcoin will be dependent upon, or otherwise related to, each other or that the relative volatility of spot bitcoin and spot ether will continue. Moreover, such correlation and relative volatility may not be observed depending upon the chosen historical measurement period.

New bitcoin is created by “mining.” Miners use specialized computer software and hardware to solve a highly complex mathematical problem presented by the bitcoin protocol. The first miner to successfully solve the problem is permitted to add a block of transactions to the bitcoin blockchain. The new block is then confirmed through acceptance by a majority of participants who maintain versions of the blockchain on their individual computers. Miners that successfully add a block to the bitcoin blockchain are automatically rewarded with a fixed amount of bitcoin for their effort plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new bitcoin enter circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus. Pursuant to the bitcoin protocol, the mining reward is halved approximately every four years (an event known as the “halving”). The reduction in mining rewards of bitcoin could result in less of an incentive for miners to continue to perform mining activities, thereby jeopardizing the security of the bitcoin network, which could harm the value of the Shares. New ether is created when ether “validators” use their stake on the ethereum network to participate in the consensus mechanism, which records and verifies every ether transaction on the ethereum blockchain. The consensus mechanism may be vulnerable to attacks such as transaction censorship and block re-ordering
that impair the integrity of the record of ownership of crypto assets.
As a digital asset, crypto is subject to the risk that malicious actors can exploit flaws in its code (including any smart contracts running on a blockchain) or structure, or that of digital asset trading venues, that could allow them to, among other things, steal crypto held by others, control the blockchain, steal personally identifying information or issue significant amounts of crypto in contravention of the relevant protocol. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of crypto and crypto futures contracts.
The open-source nature of the ethereum protocol and the bitcoin protocol permits any developer to review the underlying code and suggest changes. If some users, validators or miners adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the bitcoin network and the ethereum network resulting in the creation of new, separate digital assets. The determination of which fork will be considered bitcoin for purposes of the Bitcoin Reference Rate and which fork will be considered ether for purposes of the CME CF Ether Reference Rate is determined by CF Benchmarks’ Hard Fork Policy. Forks and similar events could adversely affect the price and liquidity of ether and bitcoin and the value of the Company’s investment in certain Investment Funds.
In April 2016, a decentralized autonomous organization, known as the “DAO” launched on the ethereum network. Decentralized autonomous organizations operate on smart contracts which form a foundational framework that dictates how the organization will operate. In exchange for ether, the DAO created DAO Tokens (proportional to the amount of ether paid) that were then assigned to the ethereum blockchain address of the person or entity remitting the ether. A DAO Token granted the DAO Token holder certain voting and ownership rights in the DAO. In June 2016, the DAO smart contract code was hacked, resulting in approximately one-third
of the total ether raised in the DAO’s offering being diverted to an ethereum blockchain address controlled by the attacker, an unknown individual or group. In response to the attack, and upon a vote of ethereum community members, a “hard fork” was implemented which had the effect of transferring all of the funds raised (including those held by the attacker) from the DAO to a recovery address, where DAO Token holders could exchange their DAO Tokens for ether. Any DAO Token holders who adopted the hard fork could exchange their DAO Tokens for ether and avoid any loss. The permanent hard fork resulted in two different versions of the ethereum blockchain: ethereum and ethereum classic.
The ethereum blockchain has at times experienced material network congestion, high transaction fees and other scalability challenges. Although the Ethereum Foundation, a non-profit
organization that is dedicated to supporting ethereum and related technologies, has proposed various updates to the ethereum blockchains protocol to address these challenges, to date they have been primarily addressed by so-called
“layer 2” solutions. Layer 2 networks generally require users to “lock” ether into the layer 2 network in order to benefit from their efficiencies, thereby making the locked ether unavailable to transfer on the underlying blockchain or within other layer 2 networks. While these solutions have, in the past, reduced fees and increased transaction times, they result in the actions of development teams whose interests may not be aligned with that of the greater ethereum community. Further, there is no guarantee that these layer 2 solutions will continue to be effective or that users and investors in public blockchains will not determine that blockchains without scalability issues or a reliance on layer 2 solutions are preferable.
Bitcoin’s use as an alternative payment system currently is, and is expected to continue to be, reliant on layer 2 networks that reduce transaction times and transaction fees otherwise applicable to transfers of bitcoin. There is no guarantee that these solutions will continue to be available or that they will adequately reduce transaction times and fees to a degree comparable to other public blockchains that serve as alternative payment systems. There is a risk that multiple layer 2 solutions will not be compatible with each other or the underlying blockchain network or that layer 2 solutions, if not implemented correctly, could compromise the security or decentralization of the underlying blockchain network.
Investment Funds may invest in derivative contracts on digital assets (such as bitcoin futures or option contracts) for hedging purposes and non-hedging
purposes. These derivatives are subject to similar risks as their underlying digital assets, but these risks can be magnified due to the use of leverage. While digital asset trading platforms are generally open at all hours, certain derivative contracts on digital assets, such as bitcoin futures introduced by the CME and CBOE, trade only during normal trading hours, which may result in significant price fluctuations when trading of the derivatives contract is unavailable.
Over-the-counter
derivatives on digital assets are subject to the same counterparty risks as other over-the-counter
derivatives contracts. Similar to digital assets, derivatives on digital assets have limited history. See “
Types of Investments and Related Risks—Investment Related Risks—Derivatives
” for additional information regarding the risks of derivatives transactions.
Digital assets and related derivatives may be traded on platforms that are unregulated, highly fragmented and often located outside the U.S. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote digital assets in a way that artificially increases the price of such digital assets). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Some digital asset platforms have curtailed their activities, stopped operating or permanently shut down, and other digital asset platforms may do so in the future due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises, failures in the underlying blockchain, ledger or software, or actions by governments and regulators. Although the Company does not invest directly in digital assets, events impacting the price of digital assets across all digital asset trading platforms could impact the price and market for such digital assets, and therefore the performance of the Company. Investors in digital assets may have little or no recourse should such events occur and could suffer significant losses.
Digital assets are typically held in “wallets,” which are public digital addresses accessible only by “private keys” of an Investment Fund. If a private key is stolen, lost, damaged or destroyed, the Investment Fund’s digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. In recent years, the digital asset custody landscape has evolved significantly. For example, federal banking regulators have rescinded prior guidance that discouraged banks from providing digital asset custody services, and the SEC has issued guidance permitting certain state-chartered trust companies to act as custodians for digital assets. As a result, traditional financial institutions, including major banks, have entered or expanded their digital asset custody operations. Notwithstanding these developments, Investment Funds may continue to custody digital assets through non-traditional
arrangements, including through digital wallets maintained on digital asset platforms, third-party wallet providers, or cold storage (held in a device without connectivity to the Internet or on paper). Such arrangements may be subject to significant third-party and/or counterparty risk and may increase the risk of fraud, theft, or loss compared to custody by regulated financial institutions.
The Company and Investment Funds may also invest in securities of companies related, in whole or in part, to digital assets or digital asset technologies (including digital asset miners, payment technologies, digital security, or crypto trading platforms), or that otherwise have direct or indirect exposure to emerging technologies. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, the companies in which the Investment Funds invest may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile.
The regulatory landscape for digital assets has evolved significantly in recent periods and continues to develop. Since the beginning of 2025, there have been a number of regulatory developments in support of the digital asset industry, including the signing of an executive order that established official U.S. policy supporting blockchain innovation and access to public blockchain networks. In July 2025, Congress enacted the Guiding and Establishing National Innovation for U.S. Stablecoins Act, which established a federal regulatory regime for payment stablecoins and excluded qualifying payment stablecoins from the definition of “security” under federal securities laws. The U.S. House of Representatives has also passed the Digital Asset Market Clarity Act (the “
CLARITY Act
”), which seeks to establish a comprehensive market structure framework for digital assets and delineate the jurisdictional boundaries between the SEC and the CFTC; the CLARITY Act is pending in the U.S. Senate as of the date of this Prospectus. In March 2026, the SEC and CFTC jointly issued a landmark interpretation addressing the classification of crypto assets under federal securities and commodities laws (the “
SEC/CFTC Joint Interpretation
”). The SEC has also launched “Project Crypto,” a joint initiative with the CFTC to modernize the regulatory framework for digital assets and to coordinate the oversight thereof. Notwithstanding these developments, significant regulatory uncertainty remains. The CLARITY Act has not yet been enacted, and the full scope and application of the SEC/CFTC Joint Interpretation may be subject to further refinement. There can be no assurance that the current regulatory posture will continue, that pending legislation will be enacted, or that future presidential administrations or Congresses will maintain similar policy priorities. The failure of the administration and Congress to provide the expected level of regulatory clarity and support for blockchain technology and digital assets could lead to a decline in digital asset prices. Such a decline could cause a decline in the value of the Shares and cause Shareholders to suffer losses. Moreover, there can be no assurance that political dynamics and sentiments toward the digital asset industry, or market perceptions of those sentiments, will not shift over time.
Additionally, regulation of digital assets can vary significantly among
non-U.S.
or U.S. federal, state and local jurisdictions and is subject to significant uncertainty. Federal, state or foreign governments may restrict the use and exchange of digital assets at any time, and regulators in the U.S. and other jurisdictions have taken enforcement actions against, and continue to scrutinize, various digital asset participants and practices, including digital asset trading platforms, digital asset networks, digital asset users and the digital asset spot market. To the extent the digital assets to which a portfolio company provides exposure are determined to be offered and sold as investment contracts, and thus as securities, certain portfolio companies may be determined to be engaging in unregistered activities and operating as unregistered investment companies, unregistered securities exchanges, or unregistered broker-dealers. In such a scenario, certain portfolio companies could become subject to additional regulatory requirements, including registration under the Investment Company Act or the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”). Changes in the market or regulatory landscape could limit the ability of Investment Funds to pursue investment strategies in digital assets, or cause digital assets to lose significant, or all, of their value. Further, companies with exposure to digital assets or technologies may operate in highly regulated industries, resulting in higher regulatory scrutiny and risk of regulatory action.
Public Equity Securities.
The Company may purchase and hold public equity securities, including common stock, preferred securities, convertible stocks and warrants. The value of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The equity market may experience declines and companies whose equity securities are in the Company’s portfolio may not increase their earnings at the rate anticipated.

Restricted and Illiquid Investments
. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.
When registration is required to sell a security, the holder may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the holder may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, a holder might obtain a less favorable price than the price that prevailed when the holder decided to sell. A holder may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities.
Interests in Investment Funds are themselves illiquid and generally are subject to substantial restrictions with respect to redemptions or withdrawals and on transfer. These restrictions may adversely affect the Company were it to have to sell or redeem those interests at an inopportune time. Furthermore, under certain circumstances, an Investment Fund may impose limitations on the Company’s ability to fully exercise its redemption rights by suspending redemptions, imposing “gates,” and/or by making distributions in kind. It is reasonable to expect an increase in the number of Investment Funds invoking these types of limitations, as well as the “side-pockets” discussed below, during periods of market stress.
Among other risks, the Company may also invest its assets in Investment Funds that permit the advisers of such Investment Funds to designate certain investments, typically those that are especially illiquid or hard to value, as “special situation” (often called “
side-pocket
”) investments with additional redemption limitations. Such a side-pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund’s illiquid assets in exchange for cash. When the Company is invested in an Investment Fund that establishes a side-pocket in respect of all or part of the Company’s investment, the Company therefore typically will not be permitted to redeem from the side-pocket—even when the Company requests a complete redemption of its interest in the particular Investment Fund. Although the Adviser monitors and, to the extent practicable, limits the Company’s exposure to side-pockets, it nonetheless is possible that a significant percentage of the Company’s assets could be placed in side-pockets by the Investment Funds in which the Company is invested. If that were to occur, the Adviser would consult with the Company’s Board of Trustees and could consider, among other options, recommending a temporary halt to the Company’s repurchases of its Shares.
Counterparty Credit Risk
. Many of the markets in which the Company and the Investment Funds effect their transactions are
“over-the-counter”
or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation by an exchange or clearing organization and may not be subject to the same level of regulatory oversight as are members of “exchange-based” markets. To the extent the Company or an Investment Fund invests in swaps, Derivatives or synthetic instruments, or other over-the-counter
transactions in these markets, the Company or Investment Fund will take credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market
and settlement and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject an Investment Fund or the Company to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Company and the Investment Funds to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Company.

Private Company Issuers.
The Company may invest in the securities of individual issuers, which may be private companies in early stages of their development. The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general. Performance of individual securities can vary widely. The investment decisions of the Adviser may cause the Company to underperform other investments or benchmark indices. The Company may also underperform other funds that invest in similar issuers. The Adviser may be incorrect in assessing a particular industry or company, including the anticipated earnings growth of the company. The Adviser may not buy securities at the lowest possible prices or sell securities at the highest possible prices. As a result, your investment in the Company has the risk that changes in the value of a single security may have a significant effect, either negative or positive, on the Company’s net asset value per share. When there is no willing buyer and a security cannot be readily sold at the desired time or price due to lock-ups
or market conditions, the Company may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Company’s desired price or at all, can adversely affect the Company’s value or prevent the Company from being able to take advantage of other investment opportunities. Investments in single issuers are subject to substantially higher market and issuer risks than investments in diversified Investment Funds.
Control Positions
. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adverse to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		527 Madison Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
Contact Personnel Name		A. Marie Noble
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of the Company’s net assets attributable to Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]		1,222,252.776
Outstanding Security, Not Held [Shares]
Minimum Initial Investment 25,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 2,923.06
Expense Example, Years 1 to 3		7,600.58
Expense Example, Years 1 to 5		12,757.54
Expense Example, Years 1 to 10		28,082.54
Minimum Initial Investment 1,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		116.92
Expense Example, Years 1 to 3		304.02
Expense Example, Years 1 to 5		510.3
Expense Example, Years 1 to 10		$ 1,123.3
Line Of Credits [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 0	$ 0	$ 0	$ 0	$ 25,000,000	$ 0	$ 0	$ 5,600,000	$ 1,000,000	$ 20,000,000
Senior Securities Coverage per Unit	[5]		$ 0	$ 0	$ 0	$ 0	$ 82,517.44	$ 0	$ 0	$ 865,899.1	$ 4,836,226.08	$ 272,831.85
Preferred Stock Liquidating Preference
Senior Securities Average Market Value per Unit
Variable Funding Note [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 0	$ 0	$ 0	$ 0	$ 154,000,000	$ 19,000,000	$ 0	$ 0	$ 201,500,000	$ 7,500,000
Senior Securities Coverage per Unit	[5]		$ 0	$ 0	$ 0	$ 0	$ 14,233.35	$ 148,191.57	$ 0	$ 0	$ 24,996.16	$ 725,884.94
Preferred Stock Liquidating Preference
Senior Securities Average Market Value per Unit
Credit Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 0	$ 36,000,000	$ 0	$ 0	$ 15,000,000	$ 0
Senior Securities Coverage per Unit	[5]		$ 0	$ 39,624.58	$ 0	$ 0	$ 136,862.4	$ 0
Preferred Stock Liquidating Preference
Senior Securities Average Market Value per Unit

[1]	In connection with initial and additional investments, investors may be charged sales loads of up to 3.00% of the amounts transmitted in connection with their subscriptions (depending on the subscription amounts) in the discretion of their Placement Agent. The sales load will be paid in addition to the investor’s subscription amount, will not constitute a capital contribution made by the investor to the Company and, accordingly, will not be part of the assets of the Company. Such sales loads are not included in the presentation of per annum fees and expenses in the table above. The Principal Underwriter may retain all or part of these sales loads itself, though generally a significant portion of the load will be “reallowed” to the relevant Placement Agent. See “Subscriptions for Shares—Distribution Arrangements.”
[2]	The Acquired Fund Fees and Expenses represent fees collected and expenses assessed by the Investment Managers of Investment Funds. The figure shown is the Company’s pro rata share of the fees and expenses of the Investment Funds in which the Company invested during the fiscal period ended March 31, 2026, as updated to reflect available data. This figure is based on the level of assets that were invested in each of the Investment Funds as well as on the fees and expenses, including incentive fees or allocations (“Performance Compensation”) paid to each Investment Fund during its most recent fiscal year. It should be noted that such historical fees (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The asset-based fees payable to the Investment Managers typically range from 1% to 3% (annualized) of the average net asset value of the hedge fund involved. Performance Compensation typically ranges from 10% to 25% of an Investment Fund’s net profits. The Acquired Fund Fees and Expenses can be considered to be incurred indirectly by the Shareholders of the Company but are not collected by or paid to the Adviser or the Company. The Acquired Fund Fees and Expenses are paid to, assessed and collected by the Investment Managers of those Investment Funds in which the Company invests and are common to all hedge fund investors.
[3]	“Other Expenses” include various expenses of the Company and are based on actual expenses for the fiscal year ended March 31, 2026 (reflecting average net assets over that period) and annualized. The Company’s Account Servicing Fee is 0.85%. See “Subscriptions for Shares—Distribution Arrangements.” “Other Expenses” also includes professional fees and other expenses that the Company will bear directly, custody fees and expenses, the fees payable by the Company to its two Administrators as well as certain expenses related to the offering and the Account Servicing Fee. For SkyBridge, the annual administrative fee is equal to approximately 0.25% of the Company’s first $5 billion of average net assets, subject to a cap of $6.5 million per annum, 0.08% of the Company’s next $1.5 billion of average net assets in excess of $5 billion, 0.07% of the Company’s next $1.5 billion in average net assets in excess of $6.5 billion, and 0.06% of the Company’s average net assets in excess of $8 billion. For BNYM, the annual administrative fees equal approximately 0.075% of the Company’s first $200 million of average net assets, 0.05% of the Company’s next $150 million of average net assets, and 0.03% of the Company’s average net assets in excess of $350 million. Each Administrator is also reimbursed by the Company for out-of-pocket expenses relating to services provided to the Company. BNYM is also paid certain per-account charges, tax compliance fees, and is reimbursed for certain out-of-pocket expenses. The Account Servicing Fee consists of compensation for services provided to Shareholders (including sub-accounting and other administrative services, as well as shareholder liaison services such as responding to inquiries from Shareholders and providing Shareholders with information about their investments in the Company) and for distribution support and related services. The Principal Underwriter may pay all or a portion of the Account Servicing Fee to each Placement Agent that sells Shares.
[4]	It should be noted that the figure shown under the caption “Total Annual Expenses” is different from the ratio of expenses to average net assets of the Company, which appears in this Prospectus under the heading “Financial Highlights.” This is because the Financial Highlights section of the Prospectus reflects only the actual operating expenses of the Company, i.e., without regard to Acquired Fund Fees and Expenses.
[5]	Asset coverage per $1,000 of debt is calculated by subtracting the Company’s liabilities and indebtedness not represented by senior securities from the Company’s total assets, dividing the result by the aggregate amount of the Company’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.